UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Spartan®

California
Municipal Income
Fund

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.7	22.3
Transportation	16.0	16.4
Electric Utilities	11.4	14.0
Health Care	10.6	10.3
Education	8.2	8.2
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	13.9	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.3	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 52.2%	AAA 58.8%
AA,A 34.2%	AA,A 32.2%
BBB 10.5%	BBB 6.9%
Not Rated 2.1%	Not Rated 1.7%
Net Other Assets 1.0%	Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.5%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 406
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,507
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,756
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,323
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,138
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,353
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,318
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	772
5% 4/1/10	1,640	1,784
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,167
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	428
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,556
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14 (Pre-Refunded to 9/1/03 @ 101) (c)	100	101
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,015
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,789
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,642
0% 8/1/12 (AMBAC Insured)	2,800	1,897
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series J1, 7% 12/1/12	730	891
Series S, 5% 12/1/19	3,160	3,204
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,238
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,184
5.5% 5/1/16 (AMBAC Insured)	1,200	1,300
5.75% 5/1/17	3,000	3,188
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/11 (FSA Insured)	$ 3,000	$ 3,268
5.375% 5/1/18 (AMBAC Insured)	2,000	2,106
5.5% 5/1/08	5,000	5,488
5.5% 5/1/15 (AMBAC Insured)	9,000	9,790
5.875% 5/1/16	3,900	4,226
6% 5/1/14	7,500	8,250
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (b)	4,090	4,309
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,146
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,198
0% 10/1/29 (MBIA Insured)	7,115	1,619
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,328
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,637
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,085
5.25% 9/1/26	7,910	7,879
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	996
5.125% 2/1/30	6,000	5,753
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,128
Series O, 5.125% 1/1/31	8,630	8,641
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,294
Series B:
5% 10/1/13	500	540
5% 10/1/14	1,195	1,283
Series C, 5.125% 10/1/28	7,725	7,749
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,995
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,550
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,323
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,409
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,061
5% 11/1/07	24,000	26,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/09	$ 3,715	$ 3,969
5% 2/1/10	3,000	3,178
5% 3/1/11	1,000	1,052
5% 11/1/12	14,850	15,498
5% 10/1/18	3,000	3,002
5% 12/1/18	9,245	9,255
5% 2/1/32	2,000	1,876
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	3,700	3,948
5.25% 10/1/14	300	312
5.25% 2/1/15	2,000	2,090
5.25% 2/1/16	7,000	7,259
5.25% 10/1/17	1,500	1,542
5.25% 2/1/20	10,900	11,020
5.25% 2/1/22	5,000	5,009
5.375% 10/1/28	4,250	4,236
5.5% 6/1/10	1,350	1,474
5.5% 3/1/12 (MBIA Insured)	5,000	5,468
5.5% 6/1/28	5,000	5,024
5.625% 5/1/26	4,000	4,061
5.75% 10/1/10	7,325	8,137
5.75% 12/1/10	2,500	2,783
5.75% 5/1/30	3,080	3,151
6% 2/1/08	1,000	1,115
6.5% 2/1/07	3,000	3,354
6.5% 2/1/08	4,000	4,534
6.6% 2/1/09	14,355	16,459
6.6% 2/1/11 (MBIA Insured)	1,100	1,290
6.75% 8/1/10	5,675	6,631
7% 8/1/09	3,000	3,540
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,302
Series A, 4.5% 7/1/04	1,500	1,530
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,651
6.25% 12/1/34	15,905	16,617
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	63
Series 1983 A, 0% 2/1/15	8,187	2,764
Series I, 4.95% 8/1/28 (MBIA Insured) (b)	890	891
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (b)	$ 2,435	$ 2,498
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,034
5.25% 2/1/32 (AMBAC Insured)	6,295	6,378
5.25% 6/1/30 (MBIA Insured)	1,700	1,739
5.5% 6/1/20 (MBIA Insured)	1,780	1,902
5.5% 6/1/21 (MBIA Insured)	4,780	5,036
5.5% 6/1/22 (MBIA Insured)	5,040	5,289
5.5% 6/1/23 (MBIA Insured)	5,320	5,567
5.5% 6/1/24 (MBIA Insured)	5,610	5,874
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (b)	7,000	7,160
5.9% 6/1/14 (MBIA Insured)	4,000	4,604
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (a)(b)	11,500	11,677
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,576
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,569
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,209
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	8,899
5.5% 6/1/19	3,000	3,031
6% 6/1/07	1,590	1,767
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,328
5.375% 11/1/13	5,055	5,367
5.375% 11/1/14	5,000	5,301
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,323
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,415
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	$ 3,000	$ 3,236
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,285
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,321
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,082
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	1,000	1,087
5.375% 11/1/18 (AMBAC Insured)	1,000	1,070
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,245
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (a)	5,000	5,141
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (a)	26,000	26,906
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,482
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,649
5.5% 7/1/23	3,000	3,016
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,331
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,007
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (c)	3,860	4,169
5.616% 7/1/13 (MBIA Insured)	10,000	10,188
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,781
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,970
5.5% 7/1/07	1,425	1,576
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (a)(b)	3,000	3,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 947
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,823
7% 8/1/13 (MBIA Insured)	4,740	5,879
7.25% 8/1/07 (MBIA Insured)	1,755	2,069
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,855	2,917
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,209
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (c)	3,000	1,832
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	772
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	926
5% 4/1/11	2,000	2,064
5% 4/1/12	4,210	4,309
5% 4/1/13	1,830	1,851
5.25% 4/1/09	1,600	1,686
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,504
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	4,816
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	510
0% 10/1/25 (AMBAC Insured)	1,665	480
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	764
Escondido Union High School District 0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (c)	3,500	1,882
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,705
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	970
0% 10/1/26 (MBIA Insured)	2,290	622
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District 0% 8/1/15 (MBIA Insured)	$ 2,415	$ 1,362
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (c)	18,500	10,968
0% 1/1/18 (Escrowed to Maturity) (c)	1,000	492
5% 1/1/35 (MBIA Insured)	19,070	18,690
5% 1/15/16 (MBIA Insured)	3,000	3,125
5.5% 1/15/08 (MBIA Insured)	8,945	9,985
5.75% 1/15/40	8,155	8,313
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	813
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,341
5.75% 7/1/30 (MBIA Insured)	1,000	1,066
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,234
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	6,000	5,700
6.75% 6/1/39	8,000	6,615
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	687
Long Beach Hbr. Rev.:
Series A:
5.5% 5/15/08 (FGIC Insured) (b)	8,780	9,711
6% 5/15/09 (FGIC Insured) (b)	3,300	3,715
6% 5/15/10 (FGIC Insured) (b)	1,000	1,126
6% 5/15/12 (FGIC Insured) (b)	3,500	3,937
5.125% 5/15/13 (b)	12,450	12,675
5.5% 5/15/11 (MBIA Insured) (b)	700	741
5.5% 5/15/15 (MBIA Insured) (b)	3,710	3,919
5.75% 5/15/07 (MBIA Insured) (b)	5,345	5,756
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,593
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B, 6% 12/1/16 (AMBAC Insured)	3,285	3,836
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	3,770	2,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Correctional Facilities Proj.):
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	$ 6,400	$ 4,652
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (c)	3,380	2,194
(Disney Parking Proj.):
0% 3/1/10	2,000	1,518
0% 3/1/11	1,950	1,390
0% 3/1/12	2,180	1,461
0% 3/1/13	6,490	4,084
0% 3/1/18	3,000	1,369
0% 3/1/19	3,175	1,351
0% 3/1/20	1,000	394
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,360
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,551
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,080
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (b)	290	305
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	16,744
5.4% 11/15/31 (MBIA Insured)	1,875	1,887
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (c)	3,120	3,182
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (c)	1,395	1,415
4.75% 10/15/20 (Escrowed to Maturity) (c)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (c)	1,650	1,672
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (c)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	12,000	11,719
5.5% 10/15/10	2,630	2,926
5.5% 10/15/11 (MBIA Insured)	3,670	4,064
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev.:
Series A, 5.5% 8/1/07 (AMBAC Insured) (b)	$ 4,740	$ 5,235
Series B:
5.25% 11/1/06 (b)	7,380	8,051
5.25% 11/1/07 (b)	4,290	4,662
5.25% 11/1/10 (b)	9,105	9,704
5.25% 11/1/11 (b)	7,095	7,511
5.3% 8/1/06 (b)	2,000	2,171
5.5% 8/1/08 (b)	1,505	1,629
7.6% 10/1/18 (Escrowed to Maturity) (c)	14,810	18,725
Los Angeles Unified School District Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,283
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (c)	2,455	3,010
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	790
Metro. Wtr. District Southern California Wtrwks. Rev. Series A, 5% 7/1/26	16,500	16,213
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	815
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,500
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,585
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (c)	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	2,270	1,743
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	453
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	437
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,170
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,611
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	953
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Unified School District: - continued
12% 8/1/17 (FSA Insured)	$ 1,000	$ 1,757
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,618
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (c)	3,825	5,042
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,643
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,497
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,046
5.5% 9/1/17 (FGIC Insured)	3,000	3,257
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,799
0% 8/1/09 (MBIA Insured)	3,260	2,650
0% 8/1/10 (MBIA Insured)	3,255	2,486
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (b)	4,000	4,358
6% 7/1/07 (MBIA Insured) (b)	9,135	10,216
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (b)	3,620	4,086
5.75% 12/1/11 (AMBAC Insured) (b)	4,000	4,452
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,110
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,879
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,177
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	7,095	7,084
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,132
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,955	1,999
6.15% 9/2/12	12,205	12,486
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (c)	4,535	5,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (b)	$ 4,835	$ 4,635
5.5% 11/1/20 (FGIC Insured) (b)	3,405	3,570
5% 11/1/15 (MBIA Insured) (b)	5,850	6,060
5% 11/1/17 (MBIA Insured) (b)	3,355	3,420
5% 11/1/18 (MBIA Insured) (b)	2,740	2,783
Port of Oakland Port Rev.:
Series F, 0% 11/1/07 (MBIA Insured)	3,250	2,905
Series G:
5.375% 11/1/08 (MBIA Insured) (b)	1,805	1,999
6% 11/1/07 (MBIA Insured) (b)	1,650	1,857
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,708
0% 6/1/08 (FGIC Insured)	1,300	1,124
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,937
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,164
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,138
5% 10/1/08	1,135	1,199
5% 10/1/09	1,140	1,195
5.1% 10/1/10	1,245	1,287
5.25% 10/1/12	1,375	1,401
5.5% 10/1/22	4,500	4,416
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	424
0% 8/1/25 (FGIC Insured)	2,725	794
0% 8/1/26 (FGIC Insured)	1,365	374
0% 8/1/27 (FGIC Insured)	1,500	388
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	508
0% 8/1/27 (FGIC Insured)	1,940	496
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,168
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	$ 700	$ 749
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/15 (FSA Insured)	1,660	1,786
5.25% 8/15/16 (FSA Insured)	1,500	1,603
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,093
Series M, 5.25% 7/1/28 (Pre-Refunded to 7/1/04 @ 101) (c)	4,655	4,861
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,106
6.5% 7/1/06	4,500	4,943
6.5% 7/1/07	2,000	2,209
6.5% 7/1/08	1,000	1,107
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (c)	8,500	10,557
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,224
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	6,920
5% 10/1/05	1,270	1,355
5% 10/1/07	1,400	1,522
5% 10/1/09	1,545	1,672
5.25% 10/1/11	1,705	1,830
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,676
Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,543
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,731
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,066
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,647
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (b)	6,000	6,195
5.25% 1/1/18 (AMBAC Insured) (b)	4,515	4,683
5.25% 1/1/19 (AMBAC Insured) (b)	4,750	4,899
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (b)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (b)	$ 1,625	$ 1,763
Issue 15A:
5.5% 5/1/07 (FSA Insured) (b)	5,680	6,236
5.5% 5/1/09 (FSA Insured) (b)	1,355	1,498
Issue 16A:
5.375% 5/1/18 (FSA Insured) (b)	5,035	5,281
5.5% 5/1/06 (FSA Insured) (b)	1,850	2,004
5.5% 5/1/08 (FSA Insured) (b)	2,945	3,248
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (b)	3,280	3,519
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (b)	1,045	1,147
5.5% 5/1/08 (FGIC Insured) (b)	2,755	3,039
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (b)	2,750	2,896
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (b)	2,935	3,223
5.5% 5/1/08 (MBIA Insured) (b)	4,045	4,462
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,127
Series A:
0% 8/1/08 (FGIC Insured)	1,085	933
0% 8/1/09 (FGIC Insured)	1,085	882
0% 8/1/10 (FGIC Insured)	1,085	829
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,109
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,744
0% 1/15/12 (MBIA Insured)	7,000	4,856
0% 1/15/15 (MBIA Insured)	5,000	2,894
0% 1/15/31 (MBIA Insured)	5,000	1,049
5.25% 1/15/30 (MBIA Insured)	9,145	9,214
5.5% 1/15/28	1,060	994
0% 1/1/12 (Escrowed to Maturity) (c)	15,000	10,577
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (b)	5,395	5,784
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (c)	1,990	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/24 (FGIC Insured)	$ 4,500	$ 1,386
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	657
0% 9/1/24 (FGIC Insured)	3,500	1,078
0% 9/1/25 (FGIC Insured)	1,490	432
0% 9/1/26 (FGIC Insured)	1,500	409
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,265
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,978
5.75% 8/1/30 (FGIC Insured)	7,490	7,995
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,649
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,933
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,557
6% 8/1/29 (FGIC Insured)	6,770	7,450
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,313
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured)	1,145	1,228
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,053
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,338
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	274
0% 8/1/27 (MBIA Insured)	3,220	832
0% 5/1/28 (MBIA Insured)	3,340	825
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	3,890	4,622
8% 8/15/09 (FGIC Insured)	3,650	4,572
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/21 (AMBAC Insured)	3,835	3,869
(Multiple Projs.):
6.75% 7/1/10	1,400	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/11	$ 6,500	$ 7,635
7% 7/1/05	920	922
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,066
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,014
0% 9/1/12 (MBIA Insured)	2,750	1,856
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,150
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,452
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,331
6% 6/1/22	1,100	1,157
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,818
0% 8/1/19 (FGIC Insured)	2,270	989
Union Elementary School District Series A, 0% 9/1/21 (FGIC Insured)	2,995	1,122
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (d)	22,420	23,393
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,239
5.25% 1/1/13	8,500	8,646
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,775
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,054
5.375% 4/1/16	2,005	2,036
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,431
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,133
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,600
		1,505,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	$ 1,795	$ 1,798
4% 10/1/04	1,620	1,652
		3,450
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,550	3,789
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,100	1,170
		4,959
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,452,764)	1,514,276
NET OTHER ASSETS - 1.0%	14,675
NET ASSETS - 100%	$ 1,528,951
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.477% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	Nov. 2018	$ 10,000	$ 211
Receive quarterly a fixed rate equal to 5.3142% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2013	17,000	371
		$ 27,000	$ 582
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.7%
Transportation	16.0
Electric Utilities	11.4
Health Care	10.6
Education	8.2
Escrowed/Pre-Refunded	6.8
Special Tax	7.1
Others* (individually less than 5%)	14.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $155,940,000 and $291,376,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,393,000 or 1.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,452,764) - See accompanying schedule		$ 1,514,276
Cash		489
Receivable for investments sold		6,672
Receivable for fund shares sold		857
Interest receivable		17,292
Unrealized gain on swap agreements		582
Other receivables		4
Total assets		1,540,172

Liabilities
Payable for investments purchased Regular delivery	$ 1,074
Delayed delivery	6,688
Payable for fund shares redeemed	1,118
Distributions payable	1,691
Accrued management fee	488
Distribution fees payable	13
Other payables and accrued expenses	149
Total liabilities		11,221

Net Assets		$ 1,528,951
Net Assets consist of:
Paid in capital		$ 1,458,939
Undistributed net investment income		1,090
Accumulated undistributed net realized gain (loss) on investments		6,828
Net unrealized appreciation (depreciation) on investments		62,094
Net Assets		$ 1,528,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,213.4 ÷ 260.04 shares)	$ 12.36

Maximum offering price per share (100/95.25 of $12.36)	$ 12.98
Class T: Net Asset Value and redemption price per share ($2,474.9 ÷ 199.86 shares)	$ 12.38

Maximum offering price per share (100/96.50 of $12.38)	$ 12.83
Class B: Net Asset Value and offering price per share ($5,152.7 ÷ 417.00 shares) A	$ 12.36

Class C: Net Asset Value and offering price per share ($9,931.9 ÷ 804.15 shares) A	$ 12.35

Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,507,429.5 ÷ 122,033.99 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($748.6 ÷ 60.57 shares)	$ 12.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 39,966

Expenses
Management fee	$ 3,169
Transfer agent fees	578
Distribution fees	73
Accounting fees and expenses	200
Non-interested trustees' compensation	4
Custodian fees and expenses	13
Registration fees	60
Audit	24
Legal	4
Miscellaneous	2
Total expenses before reductions	4,127
Expense reductions	(79)	4,048
Net investment income (loss)		35,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		10,619
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,262)
Swap agreements	582
Total change in net unrealized appreciation (depreciation)		(54,680)
Net gain (loss)		(44,061)
Net increase (decrease) in net assets resulting from operations		$ (8,143)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,918	$ 72,724
Net realized gain (loss)	10,619	17,062
Change in net unrealized appreciation (depreciation)	(54,680)	17,340
Net increase (decrease) in net assets resulting from operations	(8,143)	107,126
Distributions to shareholders from net investment income	(35,769)	(72,090)
Distributions to shareholders from net realized gain	(8,599)	(9,302)
Total distributions	(44,368)	(81,392)
Share transactions - net increase (decrease)	(118,721)	19,962
Redemption fees	26	45
Total increase (decrease) in net assets	(171,206)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,090 and undistributed net investment income of $1,389, respectively)	$ 1,528,951	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.263	.303
Net realized and unrealized gain (loss)	(.336)	.212
Total from investment operations	(.073)	.515
Distributions from net investment income	(.262)	(.297)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.327)	(.355)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total Return B,C,D	(.60)%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A	.66%A
Expenses net of voluntary waivers, if any	.65%A	.66%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	4.12%A	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.254	.296
Net realized and unrealized gain (loss)	(.344)	.241
Total from investment operations	(.090)	.537
Distributions from net investment income	(.255)	(.289)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.320)	(.347)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.38	$ 12.79
Total Return B,C,D	(.73)%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.77% A
Expenses net of voluntary waivers, if any	.76% A	.77% A
Expenses net of all reductions	.76% A	.76% A
Net investment income (loss)	4.01% A	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	19% A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.215	.247
Net realized and unrealized gain (loss)	(.336)	.210
Total from investment operations	(.121)	.457
Distributions from net investment income	(.214)	(.239)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.279)	(.297)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C,D	(.97)%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%A	1.42%A
Expenses net of voluntary waivers, if any	1.40%A	1.42%A
Expenses net of all reductions	1.39%A	1.42%A
Net investment income (loss)	3.38%A	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.207	.239
Net realized and unrealized gain (loss)	(.335)	.200
Total from investment operations	(.128)	.439
Distributions from net investment income	(.207)	(.231)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.272)	(.289)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.35	$ 12.75
Total ReturnB,C,D	(1.03) %	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.54%A
Expenses net of voluntary waivers, if any	1.51%A	1.54%A
Expenses net of all reductions	1.51%A	1.53%A
Net investment income (loss)	3.26%A	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000E	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.275C	.546C	.555C,F	.568C	.557C	.569
Net realized and unrealized gain (loss)	(.337)	.265	.211F	.832	(.838)	.154
Total from investment operations	(.062)	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.273)	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.065)	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	-	(.039)	-
Total distributions	(.338)	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- C,G	-C,G	.001C	-	-	-
Net asset value, end of period	$ 12.35	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total ReturnB	(.51)%	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net AssetsD
Expenses before expense reductions	.48% A	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47% A	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.30% A	4.34%	4.47% F	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,507	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	19% A	18%	13%	16%	35%	34%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)D	.275	.316
Net realized and unrealized gain (loss)	(.338)	.211
Total from investment operations	(.063)	.527
Distributions from net investment income	(.272)	(.309)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.337)	(.367)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C	(.52)%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.50%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.49%A	.49%A
Net investment income (loss)	4.28%A	4.34%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 72,957
Unrealized depreciation	(9,766)
Net unrealized appreciation (depreciation)	$ 63,191
Cost for federal income tax purposes	$ 1,451,085

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	45	43
			$ 73	$ 60

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	18
Class C*	4
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1.09
Class T	1.10
Class B	2.09
Class C	5.10
Spartan California Municipal Income	568.07
Institutional Class	1.08
	$ 578

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $13 and $23, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2003	Year ended February 28, 2003A
From net investment income
Class A	$ 69	$ 46
Class T	38	20
Class B	87	44
Class C	146	77
Spartan California Municipal Income	35,403	71,876
Institutional Class	26	27
Total	$ 35,769	$ 72,090
From net realized gain
Class A	$ 16	$ 11
Class T	5	5
Class B	26	13
Class C	40	24
Spartan California Municipal Income	8,506	9,242
Institutional Class	6	7
Total	$ 8,599	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2003	Year ended February 28, 2003 A	Six months ended August 31, 2003	Year ended February 28, 2003 A
Class A
Shares sold	83	258	$ 1,051	$ 3,287
Reinvestment of distributions	2	1	28	18
Shares redeemed	(67)	(17)	(842)	(220)
Net increase (decrease)	18	242	$ 237	$ 3,085
Class T
Shares sold	119	124	$ 1,523	$ 1,594
Reinvestment of distributions	2	2	24	22
Shares redeemed	-	(47)	(6)	(600)
Net increase (decrease)	121	79	$ 1,541	$ 1,016
Class B
Shares sold	125	361	$ 1,597	$ 4,589
Reinvestment of distributions	5	2	57	31
Shares redeemed	(63)	(13)	(796)	(171)
Net increase (decrease)	67	350	$ 858	$ 4,449
Class C
Shares sold	273	611	$ 3,482	$ 7,765
Reinvestment of distributions	10	6	130	72
Shares redeemed	(65)	(31)	(820)	(397)
Net increase (decrease)	218	586	$ 2,792	$ 7,440
Spartan California Municipal Income
Shares sold	9,145	28,507	$ 116,636	$ 358,744
Reinvestment of distributions	2,500	4,657	31,613	58,599
Shares redeemed	(21,534)	(33,045)	(271,683)	(414,881)
Net increase (decrease)	(9,889)	119	$ (123,434)	$ 2,462
Institutional Class
Shares sold	5	136	$ 61	$ 1,744
Reinvestment of distributions	1	1	12	17
Shares redeemed	(63)	(20)	(788)	(251)
Net increase (decrease)	(57)	117	$ (715)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

Managing Your Investments

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By Phone

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(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

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For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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Walnut Creek, CA

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Colorado

1625 Broadway
Denver, CO

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Connecticut

48 West Putnam Avenue
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4400 N. Federal Highway
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Naples, FL

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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
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5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Semiannual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

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Fidelity Investments Money
Management, Inc.

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(U.K.) Limited

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New York, NY

and

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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CFL-USAN-1003
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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.7	22.3
Transportation	16.0	16.4
Electric Utilities	11.4	14.0
Health Care	10.6	10.3
Education	8.2	8.2
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	13.9	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.3	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 52.2%	AAA 58.8%
AA,A 34.2%	AA,A 32.2%
BBB 10.5%	BBB 6.9%
Not Rated 2.1%	Not Rated 1.7%
Net Other Assets 1.0%	Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.5%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 406
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,507
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,756
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,323
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,138
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,353
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,318
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	772
5% 4/1/10	1,640	1,784
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,167
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	428
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,556
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14 (Pre-Refunded to 9/1/03 @ 101) (c)	100	101
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,015
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,789
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,642
0% 8/1/12 (AMBAC Insured)	2,800	1,897
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series J1, 7% 12/1/12	730	891
Series S, 5% 12/1/19	3,160	3,204
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,238
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,184
5.5% 5/1/16 (AMBAC Insured)	1,200	1,300
5.75% 5/1/17	3,000	3,188
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/11 (FSA Insured)	$ 3,000	$ 3,268
5.375% 5/1/18 (AMBAC Insured)	2,000	2,106
5.5% 5/1/08	5,000	5,488
5.5% 5/1/15 (AMBAC Insured)	9,000	9,790
5.875% 5/1/16	3,900	4,226
6% 5/1/14	7,500	8,250
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (b)	4,090	4,309
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,146
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,198
0% 10/1/29 (MBIA Insured)	7,115	1,619
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,328
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,637
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,085
5.25% 9/1/26	7,910	7,879
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	996
5.125% 2/1/30	6,000	5,753
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,128
Series O, 5.125% 1/1/31	8,630	8,641
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,294
Series B:
5% 10/1/13	500	540
5% 10/1/14	1,195	1,283
Series C, 5.125% 10/1/28	7,725	7,749
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,995
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,550
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,323
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,409
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,061
5% 11/1/07	24,000	26,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/09	$ 3,715	$ 3,969
5% 2/1/10	3,000	3,178
5% 3/1/11	1,000	1,052
5% 11/1/12	14,850	15,498
5% 10/1/18	3,000	3,002
5% 12/1/18	9,245	9,255
5% 2/1/32	2,000	1,876
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	3,700	3,948
5.25% 10/1/14	300	312
5.25% 2/1/15	2,000	2,090
5.25% 2/1/16	7,000	7,259
5.25% 10/1/17	1,500	1,542
5.25% 2/1/20	10,900	11,020
5.25% 2/1/22	5,000	5,009
5.375% 10/1/28	4,250	4,236
5.5% 6/1/10	1,350	1,474
5.5% 3/1/12 (MBIA Insured)	5,000	5,468
5.5% 6/1/28	5,000	5,024
5.625% 5/1/26	4,000	4,061
5.75% 10/1/10	7,325	8,137
5.75% 12/1/10	2,500	2,783
5.75% 5/1/30	3,080	3,151
6% 2/1/08	1,000	1,115
6.5% 2/1/07	3,000	3,354
6.5% 2/1/08	4,000	4,534
6.6% 2/1/09	14,355	16,459
6.6% 2/1/11 (MBIA Insured)	1,100	1,290
6.75% 8/1/10	5,675	6,631
7% 8/1/09	3,000	3,540
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,302
Series A, 4.5% 7/1/04	1,500	1,530
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,651
6.25% 12/1/34	15,905	16,617
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	63
Series 1983 A, 0% 2/1/15	8,187	2,764
Series I, 4.95% 8/1/28 (MBIA Insured) (b)	890	891
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (b)	$ 2,435	$ 2,498
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,034
5.25% 2/1/32 (AMBAC Insured)	6,295	6,378
5.25% 6/1/30 (MBIA Insured)	1,700	1,739
5.5% 6/1/20 (MBIA Insured)	1,780	1,902
5.5% 6/1/21 (MBIA Insured)	4,780	5,036
5.5% 6/1/22 (MBIA Insured)	5,040	5,289
5.5% 6/1/23 (MBIA Insured)	5,320	5,567
5.5% 6/1/24 (MBIA Insured)	5,610	5,874
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (b)	7,000	7,160
5.9% 6/1/14 (MBIA Insured)	4,000	4,604
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (a)(b)	11,500	11,677
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,576
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,569
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,209
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	8,899
5.5% 6/1/19	3,000	3,031
6% 6/1/07	1,590	1,767
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,328
5.375% 11/1/13	5,055	5,367
5.375% 11/1/14	5,000	5,301
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,323
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,415
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	$ 3,000	$ 3,236
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,285
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,321
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,082
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	1,000	1,087
5.375% 11/1/18 (AMBAC Insured)	1,000	1,070
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,245
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (a)	5,000	5,141
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (a)	26,000	26,906
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,482
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,649
5.5% 7/1/23	3,000	3,016
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,331
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,007
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (c)	3,860	4,169
5.616% 7/1/13 (MBIA Insured)	10,000	10,188
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,781
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,970
5.5% 7/1/07	1,425	1,576
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (a)(b)	3,000	3,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 947
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,823
7% 8/1/13 (MBIA Insured)	4,740	5,879
7.25% 8/1/07 (MBIA Insured)	1,755	2,069
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,855	2,917
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,209
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (c)	3,000	1,832
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	772
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	926
5% 4/1/11	2,000	2,064
5% 4/1/12	4,210	4,309
5% 4/1/13	1,830	1,851
5.25% 4/1/09	1,600	1,686
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,504
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	4,816
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	510
0% 10/1/25 (AMBAC Insured)	1,665	480
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	764
Escondido Union High School District 0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (c)	3,500	1,882
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,705
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	970
0% 10/1/26 (MBIA Insured)	2,290	622
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District 0% 8/1/15 (MBIA Insured)	$ 2,415	$ 1,362
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (c)	18,500	10,968
0% 1/1/18 (Escrowed to Maturity) (c)	1,000	492
5% 1/1/35 (MBIA Insured)	19,070	18,690
5% 1/15/16 (MBIA Insured)	3,000	3,125
5.5% 1/15/08 (MBIA Insured)	8,945	9,985
5.75% 1/15/40	8,155	8,313
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	813
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,341
5.75% 7/1/30 (MBIA Insured)	1,000	1,066
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,234
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	6,000	5,700
6.75% 6/1/39	8,000	6,615
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	687
Long Beach Hbr. Rev.:
Series A:
5.5% 5/15/08 (FGIC Insured) (b)	8,780	9,711
6% 5/15/09 (FGIC Insured) (b)	3,300	3,715
6% 5/15/10 (FGIC Insured) (b)	1,000	1,126
6% 5/15/12 (FGIC Insured) (b)	3,500	3,937
5.125% 5/15/13 (b)	12,450	12,675
5.5% 5/15/11 (MBIA Insured) (b)	700	741
5.5% 5/15/15 (MBIA Insured) (b)	3,710	3,919
5.75% 5/15/07 (MBIA Insured) (b)	5,345	5,756
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,593
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B, 6% 12/1/16 (AMBAC Insured)	3,285	3,836
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	3,770	2,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Correctional Facilities Proj.):
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	$ 6,400	$ 4,652
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (c)	3,380	2,194
(Disney Parking Proj.):
0% 3/1/10	2,000	1,518
0% 3/1/11	1,950	1,390
0% 3/1/12	2,180	1,461
0% 3/1/13	6,490	4,084
0% 3/1/18	3,000	1,369
0% 3/1/19	3,175	1,351
0% 3/1/20	1,000	394
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,360
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,551
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,080
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (b)	290	305
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	16,744
5.4% 11/15/31 (MBIA Insured)	1,875	1,887
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (c)	3,120	3,182
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (c)	1,395	1,415
4.75% 10/15/20 (Escrowed to Maturity) (c)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (c)	1,650	1,672
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (c)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	12,000	11,719
5.5% 10/15/10	2,630	2,926
5.5% 10/15/11 (MBIA Insured)	3,670	4,064
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev.:
Series A, 5.5% 8/1/07 (AMBAC Insured) (b)	$ 4,740	$ 5,235
Series B:
5.25% 11/1/06 (b)	7,380	8,051
5.25% 11/1/07 (b)	4,290	4,662
5.25% 11/1/10 (b)	9,105	9,704
5.25% 11/1/11 (b)	7,095	7,511
5.3% 8/1/06 (b)	2,000	2,171
5.5% 8/1/08 (b)	1,505	1,629
7.6% 10/1/18 (Escrowed to Maturity) (c)	14,810	18,725
Los Angeles Unified School District Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,283
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (c)	2,455	3,010
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	790
Metro. Wtr. District Southern California Wtrwks. Rev. Series A, 5% 7/1/26	16,500	16,213
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	815
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,500
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,585
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (c)	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	2,270	1,743
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	453
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	437
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,170
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,611
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	953
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Unified School District: - continued
12% 8/1/17 (FSA Insured)	$ 1,000	$ 1,757
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,618
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (c)	3,825	5,042
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,643
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,497
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,046
5.5% 9/1/17 (FGIC Insured)	3,000	3,257
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,799
0% 8/1/09 (MBIA Insured)	3,260	2,650
0% 8/1/10 (MBIA Insured)	3,255	2,486
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (b)	4,000	4,358
6% 7/1/07 (MBIA Insured) (b)	9,135	10,216
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (b)	3,620	4,086
5.75% 12/1/11 (AMBAC Insured) (b)	4,000	4,452
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,110
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,879
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,177
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	7,095	7,084
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,132
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,955	1,999
6.15% 9/2/12	12,205	12,486
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (c)	4,535	5,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (b)	$ 4,835	$ 4,635
5.5% 11/1/20 (FGIC Insured) (b)	3,405	3,570
5% 11/1/15 (MBIA Insured) (b)	5,850	6,060
5% 11/1/17 (MBIA Insured) (b)	3,355	3,420
5% 11/1/18 (MBIA Insured) (b)	2,740	2,783
Port of Oakland Port Rev.:
Series F, 0% 11/1/07 (MBIA Insured)	3,250	2,905
Series G:
5.375% 11/1/08 (MBIA Insured) (b)	1,805	1,999
6% 11/1/07 (MBIA Insured) (b)	1,650	1,857
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,708
0% 6/1/08 (FGIC Insured)	1,300	1,124
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,937
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,164
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,138
5% 10/1/08	1,135	1,199
5% 10/1/09	1,140	1,195
5.1% 10/1/10	1,245	1,287
5.25% 10/1/12	1,375	1,401
5.5% 10/1/22	4,500	4,416
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	424
0% 8/1/25 (FGIC Insured)	2,725	794
0% 8/1/26 (FGIC Insured)	1,365	374
0% 8/1/27 (FGIC Insured)	1,500	388
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	508
0% 8/1/27 (FGIC Insured)	1,940	496
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,168
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	$ 700	$ 749
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/15 (FSA Insured)	1,660	1,786
5.25% 8/15/16 (FSA Insured)	1,500	1,603
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,093
Series M, 5.25% 7/1/28 (Pre-Refunded to 7/1/04 @ 101) (c)	4,655	4,861
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,106
6.5% 7/1/06	4,500	4,943
6.5% 7/1/07	2,000	2,209
6.5% 7/1/08	1,000	1,107
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (c)	8,500	10,557
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,224
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	6,920
5% 10/1/05	1,270	1,355
5% 10/1/07	1,400	1,522
5% 10/1/09	1,545	1,672
5.25% 10/1/11	1,705	1,830
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,676
Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,543
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,731
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,066
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,647
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (b)	6,000	6,195
5.25% 1/1/18 (AMBAC Insured) (b)	4,515	4,683
5.25% 1/1/19 (AMBAC Insured) (b)	4,750	4,899
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (b)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (b)	$ 1,625	$ 1,763
Issue 15A:
5.5% 5/1/07 (FSA Insured) (b)	5,680	6,236
5.5% 5/1/09 (FSA Insured) (b)	1,355	1,498
Issue 16A:
5.375% 5/1/18 (FSA Insured) (b)	5,035	5,281
5.5% 5/1/06 (FSA Insured) (b)	1,850	2,004
5.5% 5/1/08 (FSA Insured) (b)	2,945	3,248
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (b)	3,280	3,519
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (b)	1,045	1,147
5.5% 5/1/08 (FGIC Insured) (b)	2,755	3,039
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (b)	2,750	2,896
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (b)	2,935	3,223
5.5% 5/1/08 (MBIA Insured) (b)	4,045	4,462
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,127
Series A:
0% 8/1/08 (FGIC Insured)	1,085	933
0% 8/1/09 (FGIC Insured)	1,085	882
0% 8/1/10 (FGIC Insured)	1,085	829
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,109
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,744
0% 1/15/12 (MBIA Insured)	7,000	4,856
0% 1/15/15 (MBIA Insured)	5,000	2,894
0% 1/15/31 (MBIA Insured)	5,000	1,049
5.25% 1/15/30 (MBIA Insured)	9,145	9,214
5.5% 1/15/28	1,060	994
0% 1/1/12 (Escrowed to Maturity) (c)	15,000	10,577
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (b)	5,395	5,784
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (c)	1,990	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/24 (FGIC Insured)	$ 4,500	$ 1,386
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	657
0% 9/1/24 (FGIC Insured)	3,500	1,078
0% 9/1/25 (FGIC Insured)	1,490	432
0% 9/1/26 (FGIC Insured)	1,500	409
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,265
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,978
5.75% 8/1/30 (FGIC Insured)	7,490	7,995
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,649
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,933
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,557
6% 8/1/29 (FGIC Insured)	6,770	7,450
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,313
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured)	1,145	1,228
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,053
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,338
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	274
0% 8/1/27 (MBIA Insured)	3,220	832
0% 5/1/28 (MBIA Insured)	3,340	825
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	3,890	4,622
8% 8/15/09 (FGIC Insured)	3,650	4,572
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/21 (AMBAC Insured)	3,835	3,869
(Multiple Projs.):
6.75% 7/1/10	1,400	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/11	$ 6,500	$ 7,635
7% 7/1/05	920	922
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,066
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,014
0% 9/1/12 (MBIA Insured)	2,750	1,856
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,150
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,452
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,331
6% 6/1/22	1,100	1,157
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,818
0% 8/1/19 (FGIC Insured)	2,270	989
Union Elementary School District Series A, 0% 9/1/21 (FGIC Insured)	2,995	1,122
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (d)	22,420	23,393
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,239
5.25% 1/1/13	8,500	8,646
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,775
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,054
5.375% 4/1/16	2,005	2,036
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,431
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,133
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,600
		1,505,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	$ 1,795	$ 1,798
4% 10/1/04	1,620	1,652
		3,450
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,550	3,789
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,100	1,170
		4,959
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,452,764)	1,514,276
NET OTHER ASSETS - 1.0%	14,675
NET ASSETS - 100%	$ 1,528,951
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.477% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	Nov. 2018	$ 10,000	$ 211
Receive quarterly a fixed rate equal to 5.3142% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2013	17,000	371
		$ 27,000	$ 582
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.7%
Transportation	16.0
Electric Utilities	11.4
Health Care	10.6
Education	8.2
Escrowed/Pre-Refunded	6.8
Special Tax	7.1
Others* (individually less than 5%)	14.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $155,940,000 and $291,376,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,393,000 or 1.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,452,764) - See accompanying schedule		$ 1,514,276
Cash		489
Receivable for investments sold		6,672
Receivable for fund shares sold		857
Interest receivable		17,292
Unrealized gain on swap agreements		582
Other receivables		4
Total assets		1,540,172

Liabilities
Payable for investments purchased Regular delivery	$ 1,074
Delayed delivery	6,688
Payable for fund shares redeemed	1,118
Distributions payable	1,691
Accrued management fee	488
Distribution fees payable	13
Other payables and accrued expenses	149
Total liabilities		11,221

Net Assets		$ 1,528,951
Net Assets consist of:
Paid in capital		$ 1,458,939
Undistributed net investment income		1,090
Accumulated undistributed net realized gain (loss) on investments		6,828
Net unrealized appreciation (depreciation) on investments		62,094
Net Assets		$ 1,528,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,213.4 ÷ 260.04 shares)	$ 12.36

Maximum offering price per share (100/95.25 of $12.36)	$ 12.98
Class T: Net Asset Value and redemption price per share ($2,474.9 ÷ 199.86 shares)	$ 12.38

Maximum offering price per share (100/96.50 of $12.38)	$ 12.83
Class B: Net Asset Value and offering price per share ($5,152.7 ÷ 417.00 shares) A	$ 12.36

Class C: Net Asset Value and offering price per share ($9,931.9 ÷ 804.15 shares) A	$ 12.35

Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,507,429.5 ÷ 122,033.99 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($748.6 ÷ 60.57 shares)	$ 12.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 39,966

Expenses
Management fee	$ 3,169
Transfer agent fees	578
Distribution fees	73
Accounting fees and expenses	200
Non-interested trustees' compensation	4
Custodian fees and expenses	13
Registration fees	60
Audit	24
Legal	4
Miscellaneous	2
Total expenses before reductions	4,127
Expense reductions	(79)	4,048
Net investment income (loss)		35,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		10,619
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,262)
Swap agreements	582
Total change in net unrealized appreciation (depreciation)		(54,680)
Net gain (loss)		(44,061)
Net increase (decrease) in net assets resulting from operations		$ (8,143)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,918	$ 72,724
Net realized gain (loss)	10,619	17,062
Change in net unrealized appreciation (depreciation)	(54,680)	17,340
Net increase (decrease) in net assets resulting from operations	(8,143)	107,126
Distributions to shareholders from net investment income	(35,769)	(72,090)
Distributions to shareholders from net realized gain	(8,599)	(9,302)
Total distributions	(44,368)	(81,392)
Share transactions - net increase (decrease)	(118,721)	19,962
Redemption fees	26	45
Total increase (decrease) in net assets	(171,206)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,090 and undistributed net investment income of $1,389, respectively)	$ 1,528,951	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.263	.303
Net realized and unrealized gain (loss)	(.336)	.212
Total from investment operations	(.073)	.515
Distributions from net investment income	(.262)	(.297)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.327)	(.355)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total Return B,C,D	(.60)%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A	.66%A
Expenses net of voluntary waivers, if any	.65%A	.66%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	4.12%A	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.254	.296
Net realized and unrealized gain (loss)	(.344)	.241
Total from investment operations	(.090)	.537
Distributions from net investment income	(.255)	(.289)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.320)	(.347)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.38	$ 12.79
Total Return B,C,D	(.73)%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.77% A
Expenses net of voluntary waivers, if any	.76% A	.77% A
Expenses net of all reductions	.76% A	.76% A
Net investment income (loss)	4.01% A	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	19% A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.215	.247
Net realized and unrealized gain (loss)	(.336)	.210
Total from investment operations	(.121)	.457
Distributions from net investment income	(.214)	(.239)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.279)	(.297)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C,D	(.97)%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%A	1.42%A
Expenses net of voluntary waivers, if any	1.40%A	1.42%A
Expenses net of all reductions	1.39%A	1.42%A
Net investment income (loss)	3.38%A	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.207	.239
Net realized and unrealized gain (loss)	(.335)	.200
Total from investment operations	(.128)	.439
Distributions from net investment income	(.207)	(.231)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.272)	(.289)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.35	$ 12.75
Total ReturnB,C,D	(1.03) %	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.54%A
Expenses net of voluntary waivers, if any	1.51%A	1.54%A
Expenses net of all reductions	1.51%A	1.53%A
Net investment income (loss)	3.26%A	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000E	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.275C	.546C	.555C,F	.568C	.557C	.569
Net realized and unrealized gain (loss)	(.337)	.265	.211F	.832	(.838)	.154
Total from investment operations	(.062)	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.273)	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.065)	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	-	(.039)	-
Total distributions	(.338)	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- C,G	-C,G	.001C	-	-	-
Net asset value, end of period	$ 12.35	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total ReturnB	(.51)%	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net AssetsD
Expenses before expense reductions	.48% A	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47% A	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.30% A	4.34%	4.47% F	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,507	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	19% A	18%	13%	16%	35%	34%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than .001 per-share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)D	.275	.316
Net realized and unrealized gain (loss)	(.338)	.211
Total from investment operations	(.063)	.527
Distributions from net investment income	(.272)	(.309)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.337)	(.367)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C	(.52)%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.50%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.49%A	.49%A
Net investment income (loss)	4.28%A	4.34%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 72,957
Unrealized depreciation	(9,766)
Net unrealized appreciation (depreciation)	$ 63,191
Cost for federal income tax purposes	$ 1,451,085

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	45	43
			$ 73	$ 60

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	18
Class C*	4
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1.09
Class T	1.10
Class B	2.09
Class C	5.10
Spartan California Municipal Income	568.07
Institutional Class	1.08
	$ 578

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $13 and $23, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2003	Year ended February 28, 2003A
From net investment income
Class A	$ 69	$ 46
Class T	38	20
Class B	87	44
Class C	146	77
Spartan California Municipal Income	35,403	71,876
Institutional Class	26	27
Total	$ 35,769	$ 72,090
From net realized gain
Class A	$ 16	$ 11
Class T	5	5
Class B	26	13
Class C	40	24
Spartan California Municipal Income	8,506	9,242
Institutional Class	6	7
Total	$ 8,599	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2003	Year ended February 28, 2003 A	Six months ended August 31, 2003	Year ended February 28, 2003 A
Class A
Shares sold	83	258	$ 1,051	$ 3,287
Reinvestment of distributions	2	1	28	18
Shares redeemed	(67)	(17)	(842)	(220)
Net increase (decrease)	18	242	$ 237	$ 3,085
Class T
Shares sold	119	124	$ 1,523	$ 1,594
Reinvestment of distributions	2	2	24	22
Shares redeemed	-	(47)	(6)	(600)
Net increase (decrease)	121	79	$ 1,541	$ 1,016
Class B
Shares sold	125	361	$ 1,597	$ 4,589
Reinvestment of distributions	5	2	57	31
Shares redeemed	(63)	(13)	(796)	(171)
Net increase (decrease)	67	350	$ 858	$ 4,449
Class C
Shares sold	273	611	$ 3,482	$ 7,765
Reinvestment of distributions	10	6	130	72
Shares redeemed	(65)	(31)	(820)	(397)
Net increase (decrease)	218	586	$ 2,792	$ 7,440
Spartan California Municipal Income
Shares sold	9,145	28,507	$ 116,636	$ 358,744
Reinvestment of distributions	2,500	4,657	31,613	58,599
Shares redeemed	(21,534)	(33,045)	(271,683)	(414,881)
Net increase (decrease)	(9,889)	119	$ (123,434)	$ 2,462
Institutional Class
Shares sold	5	136	$ 61	$ 1,744
Reinvestment of distributions	1	1	12	17
Shares redeemed	(63)	(20)	(788)	(251)
Net increase (decrease)	(57)	117	$ (715)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.7	22.3
Transportation	16.0	16.4
Electric Utilities	11.4	14.0
Health Care	10.6	10.3
Education	8.2	8.2
Average Years to Maturity as of August 31, 2003
		6 months ago
Years	13.9	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2003
6 months ago
Years	7.3	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
AAA 52.2%	AAA 58.8%
AA,A 34.2%	AA,A 32.2%
BBB 10.5%	BBB 6.9%
Not Rated 2.1%	Not Rated 1.7%
Net Other Assets 1.0%	Net Other Assets 0.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.5%
ABC Unified School District 0% 8/1/32 (FGIC Insured)	$ 2,115	$ 406
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,507
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,756
Alvord Unified School District Series A, 5.9% 2/1/16 (MBIA Insured)	1,155	1,323
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,138
Series 1997 C, 0% 9/1/30 (FSA Insured)	6,300	1,353
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,318
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	700	772
5% 4/1/10	1,640	1,784
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,167
Berryessa Union School District Series C, 0% 6/1/28 (FSA Insured)	1,755	428
Brea Redev. Agcy. 0% 8/1/30 (AMBAC Insured)	7,210	1,556
Buena Park Cmnty. Redev. Agcy. Tax Allocation (Central Bus. District Proj.) Series A, 7.1% 9/1/14 (Pre-Refunded to 9/1/03 @ 101) (c)	100	101
Burbank Redev. Agy.:
(City Ctr. Redev. Proj.) Series A, 5% 12/1/15 (FSA Insured)	4,000	4,015
(Golden State Redev. Proj.) Series A, 5.75% 12/1/08	4,655	4,789
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,642
0% 8/1/12 (AMBAC Insured)	2,800	1,897
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.):
Series J1, 7% 12/1/12	730	891
Series S, 5% 12/1/19	3,160	3,204
Series Y, 5.25% 12/1/19 (FGIC Insured)	5,000	5,238
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,000	2,184
5.5% 5/1/16 (AMBAC Insured)	1,200	1,300
5.75% 5/1/17	3,000	3,188
Series A:
5.25% 5/1/09 (MBIA Insured)	15,600	17,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/11 (FSA Insured)	$ 3,000	$ 3,268
5.375% 5/1/18 (AMBAC Insured)	2,000	2,106
5.5% 5/1/08	5,000	5,488
5.5% 5/1/15 (AMBAC Insured)	9,000	9,790
5.875% 5/1/16	3,900	4,226
6% 5/1/14	7,500	8,250
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (b)	4,090	4,309
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,146
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,198
0% 10/1/29 (MBIA Insured)	7,115	1,619
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,328
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,637
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,085
5.25% 9/1/26	7,910	7,879
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	996
5.125% 2/1/30	6,000	5,753
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,128
Series O, 5.125% 1/1/31	8,630	8,641
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,294
Series B:
5% 10/1/13	500	540
5% 10/1/14	1,195	1,283
Series C, 5.125% 10/1/28	7,725	7,749
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,995
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,550
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,323
Series 1999, 5.5% 2/1/10 (FGIC Insured)	2,170	2,409
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,061
5% 11/1/07	24,000	26,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/09	$ 3,715	$ 3,969
5% 2/1/10	3,000	3,178
5% 3/1/11	1,000	1,052
5% 11/1/12	14,850	15,498
5% 10/1/18	3,000	3,002
5% 12/1/18	9,245	9,255
5% 2/1/32	2,000	1,876
5.25% 10/1/09	2,150	2,343
5.25% 2/1/11	3,700	3,948
5.25% 10/1/14	300	312
5.25% 2/1/15	2,000	2,090
5.25% 2/1/16	7,000	7,259
5.25% 10/1/17	1,500	1,542
5.25% 2/1/20	10,900	11,020
5.25% 2/1/22	5,000	5,009
5.375% 10/1/28	4,250	4,236
5.5% 6/1/10	1,350	1,474
5.5% 3/1/12 (MBIA Insured)	5,000	5,468
5.5% 6/1/28	5,000	5,024
5.625% 5/1/26	4,000	4,061
5.75% 10/1/10	7,325	8,137
5.75% 12/1/10	2,500	2,783
5.75% 5/1/30	3,080	3,151
6% 2/1/08	1,000	1,115
6.5% 2/1/07	3,000	3,354
6.5% 2/1/08	4,000	4,534
6.6% 2/1/09	14,355	16,459
6.6% 2/1/11 (MBIA Insured)	1,100	1,290
6.75% 8/1/10	5,675	6,631
7% 8/1/09	3,000	3,540
California Health Facilities Fing. Auth. Rev.:
(Catholic Health Care West Proj.):
Series 1988 A, 5% 7/1/06	3,135	3,302
Series A, 4.5% 7/1/04	1,500	1,530
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,315	8,651
6.25% 12/1/34	15,905	16,617
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	63
Series 1983 A, 0% 2/1/15	8,187	2,764
Series I, 4.95% 8/1/28 (MBIA Insured) (b)	890	891
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (b)	$ 2,435	$ 2,498
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metro. L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,034
5.25% 2/1/32 (AMBAC Insured)	6,295	6,378
5.25% 6/1/30 (MBIA Insured)	1,700	1,739
5.5% 6/1/20 (MBIA Insured)	1,780	1,902
5.5% 6/1/21 (MBIA Insured)	4,780	5,036
5.5% 6/1/22 (MBIA Insured)	5,040	5,289
5.5% 6/1/23 (MBIA Insured)	5,320	5,567
5.5% 6/1/24 (MBIA Insured)	5,610	5,874
California Poll. Cont. Fing. Auth.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,502
(Pacific Gas & Elec. Co. Proj.) Series B, 6.35% 6/1/09 (MBIA Insured) (b)	7,000	7,160
5.9% 6/1/14 (MBIA Insured)	4,000	4,604
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series B, 4.45%, tender 7/1/05 (a)(b)	11,500	11,677
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,576
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,569
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,209
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	8,899
5.5% 6/1/19	3,000	3,031
6% 6/1/07	1,590	1,767
(Dept. of Corrections, Monterey County State Prison Proj.) Series D:
5.375% 11/1/12	1,250	1,328
5.375% 11/1/13	5,055	5,367
5.375% 11/1/14	5,000	5,301
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,000	4,323
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,415
(Regents Univ. of California Proj.) Series 1998 B, 5.5% 11/1/10	3,755	4,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	$ 3,000	$ 3,236
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,285
Series B:
5.5% 6/1/19	1,650	1,687
6.4% 12/1/09	3,700	4,321
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,082
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/14 (AMBAC Insured)	1,000	1,087
5.375% 11/1/18 (AMBAC Insured)	1,000	1,070
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,245
California Statewide Cmnty. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,820
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 7/1/05 (a)	5,000	5,141
(Kaiser Permanente Health Sys. Proj.) Series 2001 C, 3.85%, tender 8/1/06 (a)	26,000	26,906
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,482
(Saint Joseph Health Sys. Proj.):
5.5% 7/1/14	9,500	9,649
5.5% 7/1/23	3,000	3,016
(Sisters Charity Leavenworth Proj.) 5% 12/1/14	1,315	1,331
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,007
(Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (c)	3,860	4,169
5.616% 7/1/13 (MBIA Insured)	10,000	10,188
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	3,455	3,781
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,970
5.5% 7/1/07	1,425	1,576
California Statewide Cmntys. Dev. Auth. Solid Waste Facilities Rev. (Waste Mgmt. Proj.) 4.95%, tender 4/1/04 (a)(b)	3,000	3,030
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	$ 1,700	$ 947
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A:
7% 8/1/11 (MBIA Insured)	1,500	1,823
7% 8/1/13 (MBIA Insured)	4,740	5,879
7.25% 8/1/07 (MBIA Insured)	1,755	2,069
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,855	2,917
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,209
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (c)	3,000	1,832
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	772
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	926
5% 4/1/11	2,000	2,064
5% 4/1/12	4,210	4,309
5% 4/1/13	1,830	1,851
5.25% 4/1/09	1,600	1,686
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2001, 5% 6/1/26 (MBIA Insured)	1,520	1,504
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	4,816
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	510
0% 10/1/25 (AMBAC Insured)	1,665	480
Encinitas Union School District 0% 8/1/10 (MBIA Insured)	1,000	764
Escondido Union High School District 0% 11/1/16 (MBIA Insured) (Escrowed to Maturity) (c)	3,500	1,882
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A:
0% 5/1/08 (MBIA Insured)	2,085	1,807
0% 5/1/09 (MBIA Insured)	2,080	1,705
Folsom Cordova Unified School District Facilities Impt. District #2 (1998 Fing. Proj.) Series A:
0% 10/1/24 (MBIA Insured)	3,165	970
0% 10/1/26 (MBIA Insured)	2,290	622
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Foothill-De Anza Cmnty. College District 0% 8/1/15 (MBIA Insured)	$ 2,415	$ 1,362
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (c)	18,500	10,968
0% 1/1/18 (Escrowed to Maturity) (c)	1,000	492
5% 1/1/35 (MBIA Insured)	19,070	18,690
5% 1/15/16 (MBIA Insured)	3,000	3,125
5.5% 1/15/08 (MBIA Insured)	8,945	9,985
5.75% 1/15/40	8,155	8,313
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	813
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,341
5.75% 7/1/30 (MBIA Insured)	1,000	1,066
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,234
Golden State Tobacco Securitization Corp. Series 2003 A1:
5% 6/1/21	6,000	5,700
6.75% 6/1/39	8,000	6,615
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	687
Long Beach Hbr. Rev.:
Series A:
5.5% 5/15/08 (FGIC Insured) (b)	8,780	9,711
6% 5/15/09 (FGIC Insured) (b)	3,300	3,715
6% 5/15/10 (FGIC Insured) (b)	1,000	1,126
6% 5/15/12 (FGIC Insured) (b)	3,500	3,937
5.125% 5/15/13 (b)	12,450	12,675
5.5% 5/15/11 (MBIA Insured) (b)	700	741
5.5% 5/15/15 (MBIA Insured) (b)	3,710	3,919
5.75% 5/15/07 (MBIA Insured) (b)	5,345	5,756
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,593
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. (Master Rfdg. Prog.) Series B, 6% 12/1/16 (AMBAC Insured)	3,285	3,836
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	3,770	2,903
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Correctional Facilities Proj.):
0% 9/1/11 (MBIA Insured) (Escrowed to Maturity) (c)	$ 6,400	$ 4,652
0% 9/1/13 (MBIA Insured) (Escrowed to Maturity) (c)	3,380	2,194
(Disney Parking Proj.):
0% 3/1/10	2,000	1,518
0% 3/1/11	1,950	1,390
0% 3/1/12	2,180	1,461
0% 3/1/13	6,490	4,084
0% 3/1/18	3,000	1,369
0% 3/1/19	3,175	1,351
0% 3/1/20	1,000	394
Los Angeles County Metro. Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series C, 4.75% 7/1/17 (AMBAC Insured)	3,310	3,360
(Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,551
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series A, 5% 10/1/19	6,000	6,080
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (b)	290	305
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
Second Issue:
5.25% 11/15/26 (MBIA Insured)	16,690	16,744
5.4% 11/15/31 (MBIA Insured)	1,875	1,887
4.75% 8/15/12 (FGIC Insured) (Escrowed to Maturity) (c)	3,120	3,182
4.75% 8/15/16 (FGIC Insured) (Escrowed to Maturity) (c)	1,395	1,415
4.75% 10/15/20 (Escrowed to Maturity) (c)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (c)	1,650	1,672
6.75% 10/15/04 (AMBAC Insured) (Escrowed to Maturity) (c)	195	200
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	12,000	11,719
5.5% 10/15/10	2,630	2,926
5.5% 10/15/11 (MBIA Insured)	3,670	4,064
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,878
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev.:
Series A, 5.5% 8/1/07 (AMBAC Insured) (b)	$ 4,740	$ 5,235
Series B:
5.25% 11/1/06 (b)	7,380	8,051
5.25% 11/1/07 (b)	4,290	4,662
5.25% 11/1/10 (b)	9,105	9,704
5.25% 11/1/11 (b)	7,095	7,511
5.3% 8/1/06 (b)	2,000	2,171
5.5% 8/1/08 (b)	1,505	1,629
7.6% 10/1/18 (Escrowed to Maturity) (c)	14,810	18,725
Los Angeles Unified School District Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,283
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (MBIA Insured) (Escrowed to Maturity) (c)	2,455	3,010
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	790
Metro. Wtr. District Southern California Wtrwks. Rev. Series A, 5% 7/1/26	16,500	16,213
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (FGIC Insured)	2,800	815
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,500
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,585
Modesto Irrigation District Ctfs. of Prtn.:
Ctfs. of Prtn. (Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (c)	5,000	5,005
Ctfs. of Prtn. & Cap. Impts. Series A, 0% 10/1/10 (MBIA Insured) (Escrowed to Maturity) (c)	2,270	1,743
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	453
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	437
Monterey County Ctfs. of Prtn.:
(Master Plan Fing. Prog.) 5.25% 8/1/13 (MBIA Insured)	2,000	2,170
Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,611
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	953
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
New Haven Unified School District: - continued
12% 8/1/17 (FSA Insured)	$ 1,000	$ 1,757
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,618
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (AMBAC Insured) (Pre-Refunded to 7/1/21 @ 100) (c)	3,825	5,042
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,643
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 0% 4/1/07 (AMBAC Insured)	2,750	2,497
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (MBIA Insured) (Escrowed to Maturity) (c)	1,000	1,046
5.5% 9/1/17 (FGIC Insured)	3,000	3,257
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/08 (MBIA Insured)	3,255	2,799
0% 8/1/09 (MBIA Insured)	3,260	2,650
0% 8/1/10 (MBIA Insured)	3,255	2,486
Orange County Arpt. Rev.:
5.5% 7/1/11 (MBIA Insured) (b)	4,000	4,358
6% 7/1/07 (MBIA Insured) (b)	9,135	10,216
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (b)	3,620	4,086
5.75% 12/1/11 (AMBAC Insured) (b)	4,000	4,452
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,110
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,879
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,177
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	7,095	7,084
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	3,000	3,132
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A:
6% 9/2/05	1,955	1,999
6.15% 9/2/12	12,205	12,486
Pomona Unified School District Series C, 6% 8/1/30 (FGIC Insured) (Escrowed to Maturity) (c)	4,535	5,193
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (b)	$ 4,835	$ 4,635
5.5% 11/1/20 (FGIC Insured) (b)	3,405	3,570
5% 11/1/15 (MBIA Insured) (b)	5,850	6,060
5% 11/1/17 (MBIA Insured) (b)	3,355	3,420
5% 11/1/18 (MBIA Insured) (b)	2,740	2,783
Port of Oakland Port Rev.:
Series F, 0% 11/1/07 (MBIA Insured)	3,250	2,905
Series G:
5.375% 11/1/08 (MBIA Insured) (b)	1,805	1,999
6% 11/1/07 (MBIA Insured) (b)	1,650	1,857
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series A:
0% 6/1/06 (FGIC Insured)	1,730	1,627
0% 6/1/07 (FGIC Insured)	1,890	1,708
0% 6/1/08 (FGIC Insured)	1,300	1,124
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	105	106
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,937
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,164
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,138
5% 10/1/08	1,135	1,199
5% 10/1/09	1,140	1,195
5.1% 10/1/10	1,245	1,287
5.25% 10/1/12	1,375	1,401
5.5% 10/1/22	4,500	4,416
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	424
0% 8/1/25 (FGIC Insured)	2,725	794
0% 8/1/26 (FGIC Insured)	1,365	374
0% 8/1/27 (FGIC Insured)	1,500	388
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	508
0% 8/1/27 (FGIC Insured)	1,940	496
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,168
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	2,035	1,134
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	$ 700	$ 749
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P:
5.25% 8/15/15 (FSA Insured)	1,660	1,786
5.25% 8/15/16 (FSA Insured)	1,500	1,603
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,093
Series M, 5.25% 7/1/28 (Pre-Refunded to 7/1/04 @ 101) (c)	4,655	4,861
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,106
6.5% 7/1/06	4,500	4,943
6.5% 7/1/07	2,000	2,209
6.5% 7/1/08	1,000	1,107
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (c)	8,500	10,557
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,224
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	6,920
5% 10/1/05	1,270	1,355
5% 10/1/07	1,400	1,522
5% 10/1/09	1,545	1,672
5.25% 10/1/11	1,705	1,830
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,676
Series D, 5.25% 7/1/17 (FGIC Insured)	3,325	3,543
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,731
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.):
5.5% 8/1/05 (American Cap. Access Corp. Insured)	1,000	1,066
5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,647
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (b)	6,000	6,195
5.25% 1/1/18 (AMBAC Insured) (b)	4,515	4,683
5.25% 1/1/19 (AMBAC Insured) (b)	4,750	4,899
Second Series:
Issue 09A, 5.125% 5/1/07 (FGIC Insured) (b)	2,000	2,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series:
Issue 12A, 5.625% 5/1/08 (FGIC Insured) (b)	$ 1,625	$ 1,763
Issue 15A:
5.5% 5/1/07 (FSA Insured) (b)	5,680	6,236
5.5% 5/1/09 (FSA Insured) (b)	1,355	1,498
Issue 16A:
5.375% 5/1/18 (FSA Insured) (b)	5,035	5,281
5.5% 5/1/06 (FSA Insured) (b)	1,850	2,004
5.5% 5/1/08 (FSA Insured) (b)	2,945	3,248
Issue 18A, 5.25% 5/1/11 (MBIA Insured) (b)	3,280	3,519
Issue 23A:
5.5% 5/1/07 (FGIC Insured) (b)	1,045	1,147
5.5% 5/1/08 (FGIC Insured) (b)	2,755	3,039
Second Series 1998 Issue 18A, 5.25% 5/1/14 (MBIA Insured) (b)	2,750	2,896
Second Series 27A:
5.5% 5/1/07 (MBIA Insured) (b)	2,935	3,223
5.5% 5/1/08 (MBIA Insured) (b)	4,045	4,462
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,127
Series A:
0% 8/1/08 (FGIC Insured)	1,085	933
0% 8/1/09 (FGIC Insured)	1,085	882
0% 8/1/10 (FGIC Insured)	1,085	829
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	3,109
Series A:
0% 1/15/10 (MBIA Insured)	2,235	1,744
0% 1/15/12 (MBIA Insured)	7,000	4,856
0% 1/15/15 (MBIA Insured)	5,000	2,894
0% 1/15/31 (MBIA Insured)	5,000	1,049
5.25% 1/15/30 (MBIA Insured)	9,145	9,214
5.5% 1/15/28	1,060	994
0% 1/1/12 (Escrowed to Maturity) (c)	15,000	10,577
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,072
Series B, 5% 3/1/09 (FSA Insured) (b)	5,395	5,784
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (c)	1,990	1,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo County Cmnty. College District Series A, 0% 9/1/24 (FGIC Insured)	$ 4,500	$ 1,386
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	657
0% 9/1/24 (FGIC Insured)	3,500	1,078
0% 9/1/25 (FGIC Insured)	1,490	432
0% 9/1/26 (FGIC Insured)	1,500	409
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,265
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,978
5.75% 8/1/30 (FGIC Insured)	7,490	7,995
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,649
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,933
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,557
6% 8/1/29 (FGIC Insured)	6,770	7,450
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,313
Santa Maria Redev. Agcy. Lease Rev. 5.25% 6/1/16 (AMBAC Insured)	1,145	1,228
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,053
Saratoga Union School District Series A, 0% 9/1/22 (FGIC Insured)	3,820	1,338
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	274
0% 8/1/27 (MBIA Insured)	3,220	832
0% 5/1/28 (MBIA Insured)	3,340	825
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C:
7.5% 8/15/07 (FGIC Insured)	3,890	4,622
8% 8/15/09 (FGIC Insured)	3,650	4,572
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series A, 5% 7/1/21 (AMBAC Insured)	3,835	3,869
(Multiple Projs.):
6.75% 7/1/10	1,400	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Southern California Pub. Pwr. Auth. Rev.: - continued
(Multiple Projs.):
6.75% 7/1/11	$ 6,500	$ 7,635
7% 7/1/05	920	922
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,066
Sulpher Springs Unified School District Series A:
0% 9/1/09 (MBIA Insured)	2,485	2,014
0% 9/1/12 (MBIA Insured)	2,750	1,856
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,800	4,150
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,452
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,331
6% 6/1/22	1,100	1,157
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	1,818
0% 8/1/19 (FGIC Insured)	2,270	989
Union Elementary School District Series A, 0% 9/1/21 (FGIC Insured)	2,995	1,122
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (d)	22,420	23,393
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	3,160	3,239
5.25% 1/1/13	8,500	8,646
Ventura Unified School District Series D, 5.875% 8/1/30 (FSA Insured)	1,645	1,775
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,054
5.375% 4/1/16	2,005	2,036
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,431
West & Central Basin Fing. Auth. Rev. Series B, 5.1% 8/1/06 (AMBAC Insured)	4,000	4,133
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,600
		1,505,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series A:
4% 10/1/03	$ 1,795	$ 1,798
4% 10/1/04	1,620	1,652
		3,450
Puerto Rico - 0.3%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,550	3,789
5.5% 10/1/40 (Escrowed to Maturity) (c)	1,100	1,170
		4,959
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,452,764)	1,514,276
NET OTHER ASSETS - 1.0%	14,675
NET ASSETS - 100%	$ 1,528,951
Swap Agreements
	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.477% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	Nov. 2018	$ 10,000	$ 211
Receive quarterly a fixed rate equal to 5.3142% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2013	17,000	371
		$ 27,000	$ 582
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.7%
Transportation	16.0
Electric Utilities	11.4
Health Care	10.6
Education	8.2
Escrowed/Pre-Refunded	6.8
Special Tax	7.1
Others* (individually less than 5%)	14.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $155,940,000 and $291,376,000, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,393,000 or 1.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,452,764) - See accompanying schedule		$ 1,514,276
Cash		489
Receivable for investments sold		6,672
Receivable for fund shares sold		857
Interest receivable		17,292
Unrealized gain on swap agreements		582
Other receivables		4
Total assets		1,540,172

Liabilities
Payable for investments purchased Regular delivery	$ 1,074
Delayed delivery	6,688
Payable for fund shares redeemed	1,118
Distributions payable	1,691
Accrued management fee	488
Distribution fees payable	13
Other payables and accrued expenses	149
Total liabilities		11,221

Net Assets		$ 1,528,951
Net Assets consist of:
Paid in capital		$ 1,458,939
Undistributed net investment income		1,090
Accumulated undistributed net realized gain (loss) on investments		6,828
Net unrealized appreciation (depreciation) on investments		62,094
Net Assets		$ 1,528,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,213.4 ÷ 260.04 shares)	$ 12.36

Maximum offering price per share (100/95.25 of $12.36)	$ 12.98
Class T: Net Asset Value and redemption price per share ($2,474.9 ÷ 199.86 shares)	$ 12.38

Maximum offering price per share (100/96.50 of $12.38)	$ 12.83
Class B: Net Asset Value and offering price per share ($5,152.7 ÷ 417.00 shares) A	$ 12.36

Class C: Net Asset Value and offering price per share ($9,931.9 ÷ 804.15 shares) A	$ 12.35

Spartan California Municipal Income Fund: Net Asset Value, offering price and redemption price per share ($1,507,429.5 ÷ 122,033.99 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($748.6 ÷ 60.57 shares)	$ 12.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 39,966

Expenses
Management fee	$ 3,169
Transfer agent fees	578
Distribution fees	73
Accounting fees and expenses	200
Non-interested trustees' compensation	4
Custodian fees and expenses	13
Registration fees	60
Audit	24
Legal	4
Miscellaneous	2
Total expenses before reductions	4,127
Expense reductions	(79)	4,048
Net investment income (loss)		35,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		10,619
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,262)
Swap agreements	582
Total change in net unrealized appreciation (depreciation)		(54,680)
Net gain (loss)		(44,061)
Net increase (decrease) in net assets resulting from operations		$ (8,143)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 35,918	$ 72,724
Net realized gain (loss)	10,619	17,062
Change in net unrealized appreciation (depreciation)	(54,680)	17,340
Net increase (decrease) in net assets resulting from operations	(8,143)	107,126
Distributions to shareholders from net investment income	(35,769)	(72,090)
Distributions to shareholders from net realized gain	(8,599)	(9,302)
Total distributions	(44,368)	(81,392)
Share transactions - net increase (decrease)	(118,721)	19,962
Redemption fees	26	45
Total increase (decrease) in net assets	(171,206)	45,741

Net Assets
Beginning of period	1,700,157	1,654,416
End of period (including undistributed net investment income of $1,090 and undistributed net investment income of $1,389, respectively)	$ 1,528,951	$ 1,700,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.263	.303
Net realized and unrealized gain (loss)	(.336)	.212
Total from investment operations	(.073)	.515
Distributions from net investment income	(.262)	(.297)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.327)	(.355)
Redemption fees added to paid in capital E, H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total Return B,C,D	(.60)%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.65% A	.66%A
Expenses net of voluntary waivers, if any	.65%A	.66%A
Expenses net of all reductions	.65%A	.65%A
Net investment income (loss)	4.12%A	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.254	.296
Net realized and unrealized gain (loss)	(.344)	.241
Total from investment operations	(.090)	.537
Distributions from net investment income	(.255)	(.289)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.320)	(.347)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.38	$ 12.79
Total Return B,C,D	(.73)%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.77% A
Expenses net of voluntary waivers, if any	.76% A	.77% A
Expenses net of all reductions	.76% A	.76% A
Net investment income (loss)	4.01% A	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 1
Portfolio turnover rate	19% A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.215	.247
Net realized and unrealized gain (loss)	(.336)	.210
Total from investment operations	(.121)	.457
Distributions from net investment income	(.214)	(.239)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.279)	(.297)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C,D	(.97)%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.40%A	1.42%A
Expenses net of voluntary waivers, if any	1.40%A	1.42%A
Expenses net of all reductions	1.39%A	1.42%A
Net investment income (loss)	3.38%A	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss)E	.207	.239
Net realized and unrealized gain (loss)	(.335)	.200
Total from investment operations	(.128)	.439
Distributions from net investment income	(.207)	(.231)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.272)	(.289)
Redemption fees added to paid in capital E,H	-	-
Net asset value, end of period	$ 12.35	$ 12.75
Total ReturnB,C,D	(1.03) %	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.54%A
Expenses net of voluntary waivers, if any	1.51%A	1.54%A
Expenses net of all reductions	1.51%A	1.53%A
Net investment income (loss)	3.26%A	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 7
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000E	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41	$ 12.36
Income from Investment Operations
Net investment income (loss)	.275C	.546C	.555C,F	.568C	.557C	.569
Net realized and unrealized gain (loss)	(.337)	.265	.211F	.832	(.838)	.154
Total from investment operations	(.062)	.811	.766	1.400	(.281)	.723
Distributions from net investment income	(.273)	(.541)	(.552)	(.570)	(.555)	(.569)
Distributions from net realized gain	(.065)	(.070)	(.015)	-	(.015)	(.104)
Distributions in excess of net realized gain	-	-	-	-	(.039)	-
Total distributions	(.338)	(.611)	(.567)	(.570)	(.609)	(.673)
Redemption fees added to paid in capital	- C,G	-C,G	.001C	-	-	-
Net asset value, end of period	$ 12.35	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Total ReturnB	(.51)%	6.64%	6.36%	12.42%	(2.28)%	6.00%
Ratios to Average Net AssetsD
Expenses before expense reductions	.48% A	.49%	.48%	.49%	.49%	.52%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.49%	.49%	.52%
Expenses net of all reductions	.47% A	.47%	.43%	.42%	.49%	.52%
Net investment income (loss)	4.30% A	4.34%	4.47% F	4.75%	4.69%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 1,507	$ 1,683	$ 1,654	$ 1,512	$ 1,212	$ 1,359
Portfolio turnover rate	19% A	18%	13%	16%	35%	34%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

F Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than .001 per-share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended August 31, 2003	Year ended February 28,
	(Unaudited)	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss)D	.275	.316
Net realized and unrealized gain (loss)	(.338)	.211
Total from investment operations	(.063)	.527
Distributions from net investment income	(.272)	(.309)
Distributions from net realized gain	(.065)	(.058)
Total distributions	(.337)	(.367)
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 12.36	$ 12.76
Total ReturnB,C	(.52)%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	.50%A	.50%A
Expenses net of voluntary waivers, if any	.50%A	.50%A
Expenses net of all reductions	.49%A	.49%A
Net investment income (loss)	4.28%A	4.34%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1
Portfolio turnover rate	19%A	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than .001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 72,957
Unrealized depreciation	(9,766)
Net unrealized appreciation (depreciation)	$ 63,191
Cost for federal income tax purposes	$ 1,451,085

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 3	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	23	17
Class C	.75%	.25%	45	43
			$ 73	$ 60

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	18
Class C*	4
$ 26

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-agreement with Fidelity Service Company (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 1.09
Class T	1.10
Class B	2.09
Class C	5.10
Spartan California Municipal Income	568.07
Institutional Class	1.08
	$ 578

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Spartan California Municipal Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $43.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $13 and $23, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2003	Year ended February 28, 2003A
From net investment income
Class A	$ 69	$ 46
Class T	38	20
Class B	87	44
Class C	146	77
Spartan California Municipal Income	35,403	71,876
Institutional Class	26	27
Total	$ 35,769	$ 72,090
From net realized gain
Class A	$ 16	$ 11
Class T	5	5
Class B	26	13
Class C	40	24
Spartan California Municipal Income	8,506	9,242
Institutional Class	6	7
Total	$ 8,599	$ 9,302

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2003	Year ended February 28, 2003 A	Six months ended August 31, 2003	Year ended February 28, 2003 A
Class A
Shares sold	83	258	$ 1,051	$ 3,287
Reinvestment of distributions	2	1	28	18
Shares redeemed	(67)	(17)	(842)	(220)
Net increase (decrease)	18	242	$ 237	$ 3,085
Class T
Shares sold	119	124	$ 1,523	$ 1,594
Reinvestment of distributions	2	2	24	22
Shares redeemed	-	(47)	(6)	(600)
Net increase (decrease)	121	79	$ 1,541	$ 1,016
Class B
Shares sold	125	361	$ 1,597	$ 4,589
Reinvestment of distributions	5	2	57	31
Shares redeemed	(63)	(13)	(796)	(171)
Net increase (decrease)	67	350	$ 858	$ 4,449
Class C
Shares sold	273	611	$ 3,482	$ 7,765
Reinvestment of distributions	10	6	130	72
Shares redeemed	(65)	(31)	(820)	(397)
Net increase (decrease)	218	586	$ 2,792	$ 7,440
Spartan California Municipal Income
Shares sold	9,145	28,507	$ 116,636	$ 358,744
Reinvestment of distributions	2,500	4,657	31,613	58,599
Shares redeemed	(21,534)	(33,045)	(271,683)	(414,881)
Net increase (decrease)	(9,889)	119	$ (123,434)	$ 2,462
Institutional Class
Shares sold	5	136	$ 61	$ 1,744
Reinvestment of distributions	1	1	12	17
Shares redeemed	(63)	(20)	(788)	(251)
Net increase (decrease)	(57)	117	$ (715)	$ 1,510

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

Semiannual Report

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Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income FundSM
Fidelity Advisor Freedom 2010 FundSM
Fidelity Advisor Freedom 2020 FundSM
Fidelity Advisor Freedom 2030 FundSM
Fidelity Advisor Freedom 2040 FundSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

Spartan®

California Municipal
Money Market Fund

and

Fidelity ®

California Municipal
Money Market Fund

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	80.5	77.8	72.3
31 - 90	3.8	10.1	18.8
91 - 180	5.1	9.7	1.2
181 - 397	10.6	2.4	7.7
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Spartan California Municipal Money Market Fund	45 Days	29 Days	45 Days
California Tax-Free Money Market Funds Average*	54 Days	32 Days	49 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 70.7%	Variable Rate Demand Notes (VRDNs) 60.1%
Commercial Paper (including CP Mode) 5.5%	Commercial Paper (including CP Mode) 11.7%
Tender Bonds 9.0%	Tender Bonds 6.1%
Municipal Notes 8.9%	Municipal Notes 14.1%
Other Investments 0.4%	Other Investments 0.0%
Fidelity Municipal Cash Central Fund 0.0%	Fidelity Municipal Cash Central Fund 7.6%
Net Other Assets 5.5%	Net Other Assets 0.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan California Municipal Money Market Fund

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 92.8%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 0.85%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Southport Apts. Proj.) Series 2002 A, 0.8%, LOC Fannie Mae, VRDN (a)(b)	9,995	9,995
(Vintage Chateau Proj.) Series A, 0.95%, LOC Union Bank of California, VRDN (a)(b)	3,400	3,400
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN Series ROC II R1024, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	13,440	13,440
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series FRRI 03 L14, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	3,100	3,100
Participating VRDN:
Series EGL 02 6017 Class A, 0.86% (Liquidity Facility Citibank NA, New York) (a)(d)	6,200	6,200
Series EGL 03 19, 0.86% (Liquidity Facility Citibank NA, New York) (a)(d)	6,930	6,930
Series PT 730, 0.86% (Liquidity Facility BNP Paribas SA) (a)(d)	12,800	12,800
Series PT 759, 0.86% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,595	6,595
Series 2002 B3, 0.85%, LOC Bank of New York NA, VRDN (a)	6,600	6,600
Series 2002 B4, 0.8%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,400	9,400
Series 2002 C4, 0.85%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	69,300	69,301
Series 2002 C7, 0.8% (FSA Insured), VRDN (a)	19,400	19,400
Series B1, 0.77%, LOC Bank of New York NA, LOC California Teachers Retirement Sys., VRDN (a)	49,430	49,430
Series C16, 0.85%, LOC Bank of New York NA, VRDN (a)	19,000	19,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.25%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	9,900	9,900
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	24,700	24,700
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	24,700	24,700
6.75% 6/1/04	1,115	1,158
6.75% 6/1/04 (Escrowed to Maturity) (c)	3,285	3,412
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series 01 777X, 0.88% (Liquidity Facility Morgan Stanley) (a)(b)(d)	$ 3,500	$ 3,500
Series Merlots 02 A17, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,320	4,320
Series Merlots B45, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,800	9,800
Series PT 1389, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,180	5,180
Series PT 844, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995	4,995
Series SG 84, 0.89% (Liquidity Facility Societe Generale) (a)(d)	12,235	12,235
Series SG 85, 0.89% (Liquidity Facility Societe Generale) (a)(d)	1,430	1,430
Series SGB 7, 0.86% (Liquidity Facility Societe Generale) (a)(d)	8,775	8,775
Series 2003 A1, 0.85%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	12,600	12,600
Series 2003 A2, 0.8%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2003 B1, 0.82%, LOC Bank of New York NA, LOC BNP Paribas SA, VRDN (a)	44,400	44,400
Series 2003 C2, 0.85%, LOC Landesbank Hessen-Thuringen, LOC Bank of America NA, VRDN (a)	8,000	8,000
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 0.88% (Liquidity Facility Morgan Stanley) (a)(d)	14,600	14,600
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN Series PT 843, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	12,800	12,800
Series 2000 G, 0.99% (FSA Insured), VRDN (a)(b)	18,600	18,600
Series F, 0.85% (Liquidity Facility Bank of New York NA) (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)(b)	7,300	7,300
Series Q, 0.85%, LOC KBC Bank NV, VRDN (a)(b)	14,800	14,800
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42, 0.86% (Liquidity Facility Citibank NA, New York) (a)(d)	6,700	6,700
Series PA 1193, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,285	6,285
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 0.83%, VRDN (a)(b)	$ 2,900	$ 2,900
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Atlantic Richfield Co. Proj.) Series 1994 A, 0.83%, VRDN (a)(b)	10,700	10,700
California School Cash Reserve Prog. Auth. TRAN Series A, 2% 7/6/04 (AMBAC Insured)	25,000	25,230
California State Univ. Rev. & Colleges:
Participating VRDN Series SG 170, 0.86% (Liquidity Facility Societe Generale) (a)(d)	8,000	8,000
Series 2001 A, 0.85% 10/10/03, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	11,138	11,138
California Statewide Cmnty. Dev. Auth. Multi-family Rev. (Oakmont Stockton Proj.) Series 1997 C, 0.9% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
California Statewide Cmnty. Dev. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.) Series 2003 A, 0.91%, VRDN (a)	3,600	3,600
TRAN Series 2003 A2, 2% 6/30/04	7,500	7,558
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,000	5,000
California Statewide Cmnty. Dev. Corp. Rev. (Supreme Truck Bodies of California Proj.) 0.95%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,800	1,800
Chula Vista Ind. Dev. Rev.:
Bonds Series LB 03 F6J, 1%, tender 10/29/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)(e)	7,275	7,275
(San Diego Gas & Elec. Co. Proj.) Series B, 1%, VRDN (a)(b)	6,800	6,800
Clipper Tax-Exempt Trust Participating VRDN Series 2003 2, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	3,100	3,100
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988:
0.85% 9/2/03, CP	7,900	7,900
0.85% 9/5/03, CP	4,300	4,300
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,300	6,300
Fresno Swr. Rev. Participating VRDN Series PT 769, 0.86% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	5,995	5,995
Fresno Unified School District Participating VRDN Series PA 1154, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.8%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	$ 270	$ 270
Lassen Muni. Util. District Rev. Series 1996 A, 0.98% (FSA Insured), VRDN (a)(b)	3,330	3,330
Long Beach Hbr. Rev. Series A, 0.93% 10/9/03, CP (b)	9,000	9,000
Los Angeles Cmnty. College District Bonds Series ROC II R71, 1%, tender 6/17/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	3,305	3,305
Los Angeles County Gen. Oblig. TRAN Series A, 2% 6/30/04	25,300	25,528
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 0.86% (Liquidity Facility Societe Generale) (a)(d)	6,400	6,400
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 1886, 0.86% (Liquidity Facility WestLB AG) (a)(d)	16,535	16,535
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,010	7,010
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 0.89% (Liquidity Facility Societe Generale) (a)(b)(d)	6,655	6,655
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series PA 1192, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,980	7,980
Series ROC II R3010, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,170	5,170
Sub Series B5, 0.77%, VRDN (a)	11,000	11,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,500	8,500
Los Angeles Gen. Oblig.:
Participating VRDN Series PT 1475, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	13,720	13,720
TRAN 2% 6/30/04	26,200	26,429
Los Angeles Hbr. Dept. Rev. Participating VRDN Series MS 00 349, 0.88% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,660	2,660
Los Angeles Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1991 C, 0.84%, LOC Banco Santander Central Hispano SA, VRDN (a)	4,475	4,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	$ 11,960	$ 11,960
Los Angeles Unified School District:
Bonds Series FRRI 03 L6J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	5,600	5,600
Participating VRDN:
Series FRRI 03 L2J, 0.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	8,300	8,300
Series Merlots 03 A33, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,295	6,295
Series Merlots 03 B37, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,700	2,700
Series PT 1730, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,200	9,200
Series PT 1731, 0.86% (Liquidity Facility WestLB AG) (a)(d)	5,570	5,570
Series PT 1763, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	18,515	18,515
Series SGA 144, 0.9% (Liquidity Facility Societe Generale) (a)(d)	6,400	6,400
TRAN Series A, 2% 7/1/04	19,600	19,775
Los Angeles Wastewtr. Sys. Rev. Bonds:
Series A, 1.25%, tender 12/5/03 (FGIC Insured) (a)	6,800	6,800
Series B, 1.25%, tender 12/5/03 (FGIC Insured) (a)	6,100	6,100
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series Merlots 99 O, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	11,880	11,880
Series PA 546, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000	1,000
Series PA 837, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995	4,995
Series PA 978R, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,395	3,395
North Orange County Cmnty. College District Participating VRDN Series PT 1434, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,770	7,770
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 0.86% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	4,100	4,100
Norwalk- Mirada Unified School District Participating VRDN:
Series ROC II R5008, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	10,455	10,455
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Norwalk- Mirada Unified School District Participating VRDN: - continued
Series SG 169, 0.86% (Liquidity Facility Societe Generale) (a)(d)	$ 6,500	$ 6,500
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,000	3,000
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 0.85% (Freddie Mac Guaranteed), VRDN (a)	11,000	11,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 0.91% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	10,700	10,700
Series PA 1053, 0.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,100	5,100
Port of Oakland Port Rev.:
Series A, 1.4% 9/15/03, LOC Commerzbank AG, LOC Bank of Nova Scotia, CP (b)	1,300	1,300
Series D, 0.85% 9/4/03, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	7,913	7,913
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 0.89% (Liquidity Facility Societe Generale) (a)(d)	8,750	8,750
Riverside County Single Family Rev. Participating VRDN Series PT 1627, 0.9% (Liquidity Facility WestLB AG) (a)(b)(d)	3,530	3,530
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series BA 02 M, 0.86% (Liquidity Facility Bank of America NA) (a)(d)	3,975	3,975
Series PA 1180, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,700	6,700
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(b)	3,600	3,600
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 0.87% 9/9/03, CP	29,400	29,400
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 02 L18, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	11,200	11,200
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 0.86% (Liquidity Facility Bank of America NA) (a)(d)	8,000	8,000
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,700	5,700
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 5,450	$ 5,450
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)(e)	5,900	5,900
South Coast Local Ed. Agcy. TRAN 2% 6/30/04	11,100	11,191
Southern California Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters PT 629, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	13,280	13,280
Series PT 02 772, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,700	4,700
Southern California Pub. Pwr. Auth. Rev.:
Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	10,435	10,435
Participating VRDN Series PA 1184, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,100	7,100
Turlock Irrigation District Rev. Participating VRDN Series ROC II R2035, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	8,030	8,030
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(d)	20,000	20,000
Series PA 1168, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	11,200	11,200
Series PA 529, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000	3,000
Vallejo Wtr. Rev. Series 2001 A, 0.85%, LOC KBC Bank NV, VRDN (a)	3,265	3,265
William S. Hart Union High School District Participating VRDN Series PA 1177, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000	5,000
		1,203,063
Puerto Rico - 1.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series ROC II R 4, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,430	3,430
0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	4,400	4,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN 0.85% (Liquidity Facility Wachovia Bank NA) (a)(d)	$ 5,980	$ 5,980
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	8,075	8,075
		21,885
TOTAL INVESTMENT PORTFOLIO - 94.5%		1,224,948
NET OTHER ASSETS - 5.5%		70,633
NET ASSETS - 100%		$ 1,295,581
Total Cost for Income Tax Purposes $ 1,224,948
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L14, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 3,100
California Gen. Oblig. Bonds Series AAB 00 1, 1.25%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 9,900
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 24,700
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 24,700
Chula Vista Ind. Dev. Rev. Bonds Series LB 03 F6J, 1%, tender 10/29/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/26/03	$ 7,275
Los Angeles Cmnty. College District Bonds Series ROC II R71, 1%, tender 6/17/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	6/26/03	$ 3,305
Los Angeles Unified School District Bonds Series FRRI 03 L6J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 5,600
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Series ROC 2 99 3, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	3/21/02	$ 8,075
Security	Acquisition Date	Cost (000s)
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 5,900
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 10,435
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $102,990,000 or 7.9% of net assets.

Semiannual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,224,948
Cash		60,472
Receivable for investments sold Regular delivery		307
Delayed delivery		5,290
Receivable for fund shares sold		3,818
Interest receivable		2,300
Receivable from investment adviser for expense reductions		79
Other receivables		42
Total assets		1,297,256

Liabilities
Payable for fund shares redeemed	$ 1,186
Distributions payable	22
Accrued management fee	462
Other payables and accrued expenses	5
Total liabilities		1,675

Net Assets		$ 1,295,581
Net Assets consist of:
Paid in capital		$ 1,295,332
Accumulated net realized gain (loss) on investments		249
Net Assets, for 1,295,273 shares outstanding		$ 1,295,581
Net Asset Value, offering price and redemption price per share ($1,295,581 ÷ 1,295,273 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 7,238

Expenses
Management fee	$ 2,803
Non-interested trustees' compensation	3
Total expenses before reductions	2,806
Expense reductions	(639)	2,167
Net investment income		5,071
Net realized gain (loss) on investment securities		235
Net increase in net assets resulting from operations		$ 5,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,071	$ 13,624
Net realized gain (loss)	235	332
Net increase (decrease) in net assets resulting from operations	5,306	13,956
Distributions to shareholders from net investment income	(5,071)	(13,624)
Distributions to shareholders from net realized gain	(134)	-
Total distributions	(5,205)	(13,624)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	411,259	988,532
Reinvestment of distributions	4,921	12,898
Cost of shares redeemed	(447,886)	(735,144)
Net increase (decrease) in net assets and shares resulting from share transactions	(31,706)	266,286
Total increase (decrease) in net assets	(31,605)	266,618

Net Assets
Beginning of period	1,327,186	1,060,568
End of period	$ 1,295,581	$ 1,327,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.020	.033	.028	.028
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.004	.011	.020	.033	.028	.028
Distributions from net investment income	(.004)	(.011)	(.020)	(.033)	(.028)	(.028)
Distributions from net realized gain	- G	-	-	-	-	-
Total Distributions	(.004)	(.011)	(.020)	(.033)	(.028)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C,D	.40%	1.15%	1.98%	3.33%	2.79%	2.84%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35% A	.35%	.45%	.50%	.50%	.50%
Expenses net of all reductions	.33% A	.32%	.41%	.49%	.49%	.49%
Net investment income	.77% A	1.14%	1.95%	3.29%	2.75%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 1,296	$ 1,327	$ 1,061	$ 1,035	$ 1,140	$ 1,229

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the year ended February 29.

G Amount represents less than $.001 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 8/31/03	% of fund's investments 2/28/03	% of fund's investments 8/31/02
0 - 30	80.6	77.6	69.3
31 - 90	4.2	10.3	19.9
91 - 180	4.9	10.1	1.9
181 - 397	10.3	2.0	8.9
Weighted Average Maturity
	8/31/03	2/28/03	8/31/02
Fidelity California Municipal Money Market Fund	44 Days	29 Days	50 Days
California Tax-Free Money Market Funds Average*	54 Days	32 Days	49 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2003	As of February 28, 2003
Variable Rate Demand Notes (VRDNs) 68.3%	Variable Rate Demand Notes (VRDNs) 64.0%
Commercial Paper (including CP Mode) 4.5%	Commercial Paper (including CP Mode) 11.5%
Tender Bonds 8.4%	Tender Bonds 5.8%
Municipal Notes 8.6%	Municipal Notes 14.8%
Fidelity Municipal Cash Central Fund 4.3%	Fidelity Municipal Cash Central Fund 3.0%
Other Investments 0.3%	Other Investments 0.0%
Net Other Assets 5.6%	Net Other Assets 0.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity California Municipal Money Market Fund

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.4%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 90.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Crossing Apts. Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (a)(d)	$ 10,000	$ 10,000
(Southport Apts. Proj.) Series 2002 A, 0.8%, LOC Fannie Mae, VRDN (a)(d)	10,000	10,000
(Vintage Chateau Proj.) Series A, 0.95%, LOC Union Bank of California, VRDN (a)(d)	7,300	7,300
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 0.85% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Veteran Affairs Participating VRDN Series MSTC 99 73, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	8,380	8,380
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Participating VRDN:
Series PT 1745, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,820	9,820
Series PT 1749, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,355	6,355
Series PT 607, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,075	8,075
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds:
Series FRRI 03 L13, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	7,475	7,475
Series FRRI 03 L14, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	6,375	6,375
Participating VRDN:
Series EGL 02 6017 Class A, 0.86% (Liquidity Facility Citibank NA, New York) (a)(f)	12,100	12,100
Series PA 1099, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,995	14,995
Series PA 1101, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,995	9,995
Series PA 1152, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	18,250	18,250
Series PT 1779, 0.86% (Liquidity Facility WestLB AG) (a)(f)	7,760	7,760
Series PT 730, 0.86% (Liquidity Facility BNP Paribas SA) (a)(f)	21,945	21,945
Series PT 759, 0.86% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(f)	13,400	13,400
Series 2002 B2, 0.85%, LOC BNP Paribas SA, VRDN (a)	55,800	55,800
Series 2002 B3, 0.85%, LOC Bank of New York NA, VRDN (a)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 B4, 0.8%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$ 4,300	$ 4,300
Series 2002 C4, 0.85%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	94,800	94,800
Series 2002 C7, 0.8% (FSA Insured), VRDN (a)	18,600	18,600
Series C5, 0.85%, LOC Dexia Cr. Local de France, VRDN (a)	20,000	20,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series PA 542, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,105	8,105
Series SGB 45, 0.86% (Liquidity Facility Societe Generale) (a)(f)	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.25%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	19,065	19,065
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	50,700	50,700
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	50,700	50,700
Series MSDW 00 391, 1.1%, tender 7/8/04 (Liquidity Facility Morgan Stanley) (a)(f)(g)	9,995	9,995
6.75% 6/1/04	2,295	2,384
6.75% 6/1/04 (Escrowed to Maturity) (e)	6,470	6,721
Participating VRDN:
Series 01 777X, 0.88% (Liquidity Facility Morgan Stanley) (a)(d)(f)	8,170	8,170
Series Merlots 02 A17, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,960	8,960
Series Merlots B45, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	20,200	20,200
Series PA 315, 0.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	1,370	1,370
Series PA 893R, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995	4,995
Series PT 1210, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,000	3,000
Series PT 1804, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	12,495	12,495
Series PT 1880, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,330	14,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series RF 01 1, 0.87% (Liquidity Facility Bank of New York NA) (a)(f)	$ 10,595	$ 10,595
Series SG 95, 0.89% (Liquidity Facility Societe Generale) (a)(f)	9,085	9,085
Series 2003 A2, 0.8%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (a)	3,800	3,800
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series BA 96 C1, 0.91% (Liquidity Facility Bank of America NA) (a)(d)(f)	5,150	5,150
Series BA 96 C2, 0.91% (Liquidity Facility Bank of America NA) (a)(d)(f)	4,075	4,075
Series PT 68, 0.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	960	960
Series PT 843, 0.97% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	27,200	27,200
Series 2000 G, 0.99% (FSA Insured), VRDN (a)(d)	49,015	49,015
Series 2002 B, 0.9% (FSA Insured), VRDN (a)(d)	7,200	7,200
Series Q, 0.85%, LOC KBC Bank NV, VRDN (a)(d)	29,500	29,500
California Infrastructure & Econ. Dev. Bank Insured Rev. (The Rand Corp. Proj.) Series B, 0.8% (AMBAC Insured), VRDN (a)	36,000	36,000
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 0.86% (Liquidity Facility Citibank NA, New York) (a)(f)	14,300	14,300
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Atlantic Richfield Co. Proj.) Series 1997 A, 0.83%, VRDN (a)(d)	11,500	11,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series 2000 B, 0.86% (Liquidity Facility Bank of America NA) (a)(f)	6,210	6,210
Series MSTC 9052, 0.86% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	8,990	8,990
California School Cash Reserve Prog. Auth. TRAN Series A, 2% 7/6/04 (AMBAC Insured)	50,000	50,461
California State Univ. Rev. & Colleges:
Participating VRDN Series SG 170, 0.86% (Liquidity Facility Societe Generale) (a)(f)	17,000	17,000
Series 2001 A, 0.85% 10/10/03, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	7,096	7,096
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 0.85%, LOC Bank of America NA, VRDN (a)(d)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 0.8%, LOC Fannie Mae, VRDN (a)(d)	$ 3,350	$ 3,350
(Grove Apts. Proj.) Series X, 0.8%, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Irvine Apt. Communities LP Proj.):
Series 2001 W1, 0.85%, LOC Bank of America NA, VRDN (a)(d)	2,000	2,000
Series 2001 W2, 0.85%, LOC Bank of America NA, VRDN (a)(d)	29,038	29,038
Series 2001 W3, 0.85%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(Northwood Apts. Proj.) Series N, 0.8%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
(Sunrise Fresno Proj.) Series B, 0.8%, LOC Fannie Mae, VRDN (a)(d)	5,500	5,500
(Villa Paseo Proj.) 0.8%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.8%, LOC Fannie Mae, VRDN (a)(d)	11,440	11,440
California Statewide Cmnty. Dev. Auth. Rev.:
(JTF Enterprises LLC Proj.) Series 1996 A, 0.95%, LOC Bank of America NA, VRDN (a)(d)	3,000	3,000
(Kaiser Permanente Health Sys. Proj.) Series 2003 A, 0.91%, VRDN (a)	7,800	7,800
Series 1998, 0.77%, LOC Bank of Scotland, VRDN (a)	12,500	12,500
TRAN Series 2003 A2, 2% 6/30/04	15,300	15,419
California Statewide Cmnty. Dev. Corp. Rev.:
(American Zettler, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,725	1,725
(Bro-Co. Gen. Partnership Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,720	2,720
(Evapco, Inc. Proj.) Series 1996 K, 0.95%, LOC Bank of America NA, VRDN (a)(d)	990	990
(Fibrebond West, Inc. Proj.) Series 1996 N, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,600	2,600
(Kennerly-Spratling Proj.) Series 1995 A, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,645	1,645
(Lansmont Corp. Proj.) Series 1996 G, 0.95%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,670	1,670
(Lynwood Enterprises LLC Proj.) Series 1997 D, 0.95%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Merrill Packaging Proj.) 0.95%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	$ 1,185	$ 1,185
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,750	1,750
(Pasco Scientific Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,705	1,705
(Peet's Coffee & Tea, Inc. Proj.) Series 1995 E, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	860	860
(Rapelli of California, Inc. Proj.) Series 1989, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,500	2,500
(Rix Industries Proj.) Series 1996 I, 0.95%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,440	1,440
(Setton Properties, Inc. Proj.) Series 1995 E, 0.95%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	1,335	1,335
Camarillo City Multi-Family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.8%, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Chino Basin Desalter Auth. Rev. Series 2002 A, 0.89%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	8,000	8,000
Chula Vista Ind. Dev. Rev.:
Bonds Series LB 03 F6J, 1%, tender 10/29/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(f)(g)	15,100	15,100
(San Diego Gas & Elec. Co. Proj.) Series B, 1%, VRDN (a)(d)	29,300	29,300
Clipper Tax-Exempt Trust Participating VRDN Series 2003 2, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,946	5,946
Compton Unified School District Participating VRDN Series Merlots 03 B39, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,000	5,000
Contra Costa Wtr. District Series A, 0.85% 9/9/03, CP	10,700	10,700
Contra Costa Wtr. District Wtr. Rev. Participating VRDN Series PT 1666, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,615	5,615
East Bay Muni. Util. District Wtr. Sys. Rev.:
Participating VRDN Series ROC II R4028, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	7,620	7,620
Series 1988, 0.85% 9/2/03, CP	17,100	17,100
East Side Union High School District Santa Clara County Participating VRDN Series PT 1957, 0.86% (Liquidity Facility WestLB AG) (a)(f)	6,255	6,255
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,670	3,670
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 0.85%, LOC Bank of America NA, VRDN (a)(d)	$ 2,200	$ 2,200
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 0.8%, LOC Fannie Mae, VRDN (a)(d)	8,800	8,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 0.91% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	4,175	4,175
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.85%, LOC Comerica Bank California, VRDN (a)(d)	9,100	9,100
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,150	6,150
Irvine Impt. Bond Act of 1915 (Assessment District #89-10 Proj.) 0.8%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)	450	450
Lassen Muni. Util. District Rev. Series 1996 A, 0.98% (FSA Insured), VRDN (a)(d)	1,655	1,655
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.85%, LOC Freddie Mac, VRDN (a)(d)	6,000	6,000
Long Beach Hbr. Rev.:
Participating VRDN:
Series FRRI A7, 0.9% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(f)	9,900	9,900
Series MS 00 418, 0.88% (Liquidity Facility Morgan Stanley) (a)(d)(f)	18,190	18,190
Series MS 01 547, 0.86% (Liquidity Facility Morgan Stanley) (a)(d)(f)	7,345	7,345
Series MS 01 786X, 0.88% (Liquidity Facility Morgan Stanley) (a)(d)(f)	5,570	5,570
Series SG 147, 0.9% (Liquidity Facility Societe Generale) (a)(d)(f)	9,890	9,890
Series A, 0.93% 10/9/03, CP (d)	18,100	18,100
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metro. Lofts Aprts. Proj.) Series 2002 A, 0.85%, LOC Bank of America NA, VRDN (a)(d)	17,500	17,500
Los Angeles County Gen. Oblig.:
TRAN Series A, 2% 6/30/04	51,900	52,368
0.85% 9/5/03, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	3,050	3,050
0.85% 9/9/03, LOC WestLB AG, LOC Bayerische Landesbank Girozentrale, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 0.85%, LOC Freddie Mac, VRDN (a)(d)	$ 29,400	$ 29,400
Los Angeles County Metro. Trans. Auth. Rev. Participating VRDN Series SGB 1, 0.86% (Liquidity Facility Societe Generale) (a)(f)	12,575	12,575
Los Angeles County Metro. Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 03 27, 0.86% (Liquidity Facility Citibank NA, New York) (a)(f)	14,750	14,750
Series SG 46, 0.86% (Liquidity Facility Societe Generale) (a)(f)	6,530	6,530
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN:
Series ROC II R2032, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,490	6,490
Series ROC II R4023, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	14,700	14,700
Series ROC II R5005, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,520	6,520
Los Angeles Dept. Arpts. Rev.:
Participating VRDN Series SG 61, 0.89% (Liquidity Facility Societe Generale) (a)(d)(f)	3,400	3,400
Series 2003 A, 0.85%, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, VRDN (a)(d)	23,700	23,700
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series ROC II R4033, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	10,455	10,455
Series ROC II R4510, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,885	6,885
Sub Series A2, 0.85% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility BNP Paribas SA), VRDN (a)	8,000	8,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	23,300	23,300
Los Angeles Gen. Oblig. TRAN 2% 6/30/04	53,800	54,270
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series MS 00 349, 0.88% (Liquidity Facility Morgan Stanley) (a)(d)(f)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Hbr. Dept. Rev. Participating VRDN: - continued
Series SG 59, 0.89% (Liquidity Facility Societe Generale) (a)(d)(f)	$ 13,675	$ 13,675
Los Angeles Single Family Home Mtg. Rev. Participating VRDN Series PT 707, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	23,695	23,695
Los Angeles Unified School District:
Bonds Series FRRI 03 L6J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)(g)	11,375	11,375
Participating VRDN:
Series FRRI 03 L2J, 0.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	16,500	16,500
Series Merlots 03 A33, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	12,695	12,695
Series Merlots 03 B37, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	5,515	5,515
Series PA 1116, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995	4,995
Series PA 792R, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	8,945	8,945
Series PT 1398, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	6,220	6,220
Series PT 1730, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	23,395	23,395
Series PT 1764, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,305	9,305
Series ROC II R24, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,495	6,495
TRAN Series A, 2% 7/1/04	40,400	40,761
Los Angeles Wastewtr. Sys. Rev.:
Bonds:
Series A, 1.25%, tender 12/5/03 (FGIC Insured) (a)	13,200	13,200
Series B, 1.25%, tender 12/5/03 (FGIC Insured) (a)	11,900	11,900
Participating VRDN Series ROC II R4034, 0.84% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	8,755	8,755
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 1% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	4,000	4,000
Series Merlots 99 O, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	9,500	9,500
Series PA 546, 0.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Metro. Wtr. District Southern California Wtrwks. Rev. Participating VRDN: - continued
Series ROC II R2040, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	$ 9,000	$ 9,000
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 0.86% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	8,530	8,530
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 0.86% (Liquidity Facility Societe Generale) (a)(f)	13,500	13,500
Orange County Apt. Dev. Rev. (Riverbend Apts. Proj.) Series 1999 B, 0.77%, LOC Freddie Mac, VRDN (a)	12,900	12,900
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 0.82%, LOC Fannie Mae, VRDN (a)(d)	4,050	4,050
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	5,200	5,200
Pleasant Hill Redev. Agcy. Multi-family Hsg. Rev. (Chateau III Proj.) Series 2001, 0.85%, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 0.91% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	18,980	18,980
Series PA 1053, 0.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	9,970	9,970
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 0.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	7,975	7,975
Series D, 0.85% 9/4/03, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (d)	17,300	17,300
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2017, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,305	5,305
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(Deer Park Apts. Proj.) Issue A, 0.8%, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Natomas Park Aprts. Proj.) Series Issue B, 0.8%, LOC Fannie Mae, VRDN (a)(d)	5,175	5,175
(Oak Valley Proj.) Series 2001 D, 0.85%, LOC Fannie Mae, VRDN (a)(d)	4,000	4,000
Sacramento County Single Family Mtg. Mtg. Rev. Participating VRDN Series PT 1628, 0.9% (Liquidity Facility WestLB AG) (a)(d)(f)	8,440	8,440
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	$ 9,100	$ 9,100
Sacramento Hsg. Auth. Multi-family:
(Atrium Court Aprts. Proj.) Series G, 0.8%, LOC Fannie Mae, VRDN (a)(d)	17,200	17,200
(Countrywood Village Apts. Proj.) Series F, 0.8%, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
Sacramento Muni. Util. District Elec. Rev. Participating VRDN:
Series EGL 03 31, 0.86% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900	9,900
Series PT 1947, 0.86% (Liquidity Facility WestLB AG) (a)(f)	8,735	8,735
Sacramento Redev. Agcy. Multi-family (18th & L Apts. Proj.) 0.8%, LOC Fannie Mae, VRDN (a)(d)	6,950	6,950
San Bernardino County Indl. Dev. Auth. Rev. (NRI, Inc. Proj.) 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	1,015	1,015
San Diego County Wtr. Auth. Series 1, 0.87% 9/9/03, CP	12,500	12,500
San Diego Indl. Dev. Rev. Participating VRDN:
Series FRRI 01 L2, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	2,950	2,950
Series FRRI 02 L18, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	21,775	21,775
Series FRRI 02 L19, 0.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	9,975	9,975
Series PA 626, 0.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	7,295	7,295
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 0.86% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000	10,000
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 0.86% (Liquidity Facility Bank of America NA) (a)(f)	2,075	2,075
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Maria Manor Apts. Proj.) Series 2000 F, 0.84%, LOC Citibank NA, New York, VRDN (a)(d)	8,025	8,025
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 0.86% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,595	2,595
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,045	11,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Jose Multi-family Hsg. Rev.:
(El Paseo Apts. Proj.) 0.85%, LOC Citibank NA, New York, VRDN (a)(d)	$ 4,600	$ 4,600
(Kennedy Apt. Homes Proj.) Series K, 0.8%, LOC Fannie Mae, VRDN (a)(d)	14,000	14,000
San Jose Redev. Agcy. Tax Allocation:
Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley) (a)(f)(g)	6,995	6,995
Participating VRDN Series Floaters 588, 0.88% (Liquidity Facility Morgan Stanley) (a)(f)	9,735	9,735
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.15%, LOC California Teachers Retirement Sys., VRDN (a)(d)	2,205	2,205
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.85%, LOC Bank of America NA, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.85%, LOC Bank of America NA, VRDN (a)(d)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 0.85%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,650	1,650
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(f)(g)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.8%, LOC Fannie Mae, VRDN (a)(d)	15,500	15,500
South Coast Local Ed. Agcy. TRAN 2% 6/30/04	23,000	23,188
Southern California Home Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters PT 629, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	55,815	55,815
Series PT 02 772, 0.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	9,335	9,335
Southern California Pub. Pwr. Auth. Rev.:
Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA) (a)(f)(g)	20,495	20,495
Participating VRDN Series PA 1184, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	15,150	15,150
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Univ. of California Revs.:
Participating VRDN:
Series Merlots 97 G, 0.86% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 13,430	$ 13,430
Series MSDW 00 480, 0.88% (Liquidity Facility Morgan Stanley) (a)(f)	4,640	4,640
Series PA 1168, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	31,160	31,160
Series A, 0.85% 10/8/03, CP	23,200	23,200
Vallejo City Unified School District Participating VRDN Series PT 1664, 0.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,900	5,900
		2,480,912
	Shares
Other - 4.3%
Fidelity Municipal Cash Central Fund, 0.89% (b)(c)	117,128	117,128
TOTAL INVESTMENT PORTFOLIO - 94.4%		2,598,040
NET OTHER ASSETS - 5.6%		153,938
NET ASSETS - 100%		$ 2,751,978
Total Cost for Income Tax Purposes $ 2,598,040
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L13, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 7,475
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series FRRI 03 L14, 1.1%, tender 11/19/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	5/28/03	$ 6,375
California Gen. Oblig. Bonds Series AAB 00 1, 1.25%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	11/1/02	$ 19,065
California Gen. Oblig. Bonds Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 50,700
California Gen. Oblig. Bonds Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 50,700
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series MSDW 00 391, 1.1%, tender 7/8/04 (Liquidity Facility Morgan Stanley)	7/10/03	$ 9,995
Chula Vista Ind. Dev. Rev. Bonds Series LB 03 F6J, 1%, tender 10/29/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/26/03	$ 15,100
Los Angeles Unified School District Bonds Series FRRI 03 L6J, 1.1%, tender 10/1/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	3/31/03	$ 11,375
San Jose Redev. Agcy. Tax Allocation Bonds Series MS 02 749, 1.3%, tender 9/11/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 6,995
Sequoia Union High School District Bonds Series AAB 03 2, 1.19%, tender 4/1/04 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 12,100
Southern California Pub. Pwr. Auth. Rev. Bonds Series Merlots 02 A62, 1.35%, tender 11/24/03 (Liquidity Facility Wachovia Bank NA)	11/27/02	$ 20,495
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $210,375,000 or 7.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,598,040
Cash		134,777
Receivable for investments sold Regular delivery		713
Delayed delivery		6,495
Receivable for fund shares sold		25,449
Interest receivable		4,640
Other receivables		91
Total assets		2,770,205

Liabilities
Payable for fund shares redeemed	$ 17,049
Accrued management fee	873
Other payables and accrued expenses	305
Total liabilities		18,227

Net Assets		$ 2,751,978
Net Assets consist of:
Paid in capital		$ 2,751,681
Accumulated net realized gain (loss) on investments		297
Net Assets, for 2,751,316 shares outstanding		$ 2,751,978
Net Asset Value, offering price and redemption price per share ($2,751,978 ÷ 2,751,316 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		$ 14,897

Expenses
Management fee	$ 5,109
Transfer agent fees	1,586
Accounting fees and expenses	134
Non-interested trustees' compensation	5
Custodian fees and expenses	21
Registration fees	28
Audit	20
Legal	6
Miscellaneous	4
Total expenses before reductions	6,913
Expense reductions	(265)	6,648
Net investment income		8,249
Net realized gain (loss) on investment securities		99
Net increase in net assets resulting from operations		$ 8,348

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,249	$ 23,466
Net realized gain (loss)	99	461
Net increase (decrease) in net assets resulting from operations	8,348	23,927
Distributions to shareholders from net investment income	(8,249)	(23,466)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,489,664	6,507,463
Reinvestment of distributions	8,229	23,145
Cost of shares redeemed	(3,372,366)	(6,143,549)
Net increase (decrease) in net assets and shares resulting from share transactions	125,527	387,059
Total increase (decrease) in net assets	125,626	387,520

Net Assets
Beginning of period	2,626,352	2,238,832
End of period	$ 2,751,978	$ 2,626,352

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 E	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.019	.032	.027	.027
Distributions from net investment income	(.003)	(.010)	(.019)	(.032)	(.027)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.31%	.99%	1.89%	3.29%	2.69%	2.71%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.52%	.52%	.53%	.56%	.59%
Expenses net of voluntary waivers, if any	.51% A	.52%	.52%	.53%	.56%	.59%
Expenses net of all reductions	.49% A	.49%	.48%	.52%	.56%	.59%
Net investment income	.61% A	.98%	1.86%	3.24%	2.67%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 2,752	$ 2,626	$ 2,239	$ 2,186	$ 1,847	$ 1,354

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan California Municipal Money Market Fund	$ 129
Fidelity California Municipal Money Market Fund	$ 305

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan California Municipal Money Market Fund	.35%	$ 512

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Expense Reductions - continued

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund's expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity California Municipal Money Market Fund	21	244

In addition, through an arrangement with Spartan California Municipal Money Market Fund's custodian and transfer agent, $127 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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Semiannual Report

1000 Abernathy Road
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Illinois

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416 Belmont Street
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
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29155 Northwestern Hwy.
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Minnesota

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Missouri

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New Jersey

150 Essex Street
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3518 Route 1 North
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New York

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North Carolina

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19740 IH 45 North
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Plano, TX 75093

Semiannual Report

Utah

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Virginia

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CMS-USAN-1003
1.790943.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 17, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 17, 2003